Annual Report

STAGECOACH VARIABLE ANNUITIES

June 30, 2001

Stagecoach Variable Annuity(TM)

Stagecoach Variable Annuity Plus(TM)

Stagecoach Extra Credit Variable Annuity(TM)

Stagecoach Variable Annuity Flex(TM)

                               TABLE OF CONTENTS

Letter to Contract Holders..................................   2
Wells Fargo Variable Trust Financial Statements.............  87
American Skandia Trust Financial Statements.................  97
Montgomery Variable Series.................................. 185
Invesco Variable Fund....................................... 199

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation's Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit Variable Annuity and Stagecoach Variable Annuity Flex. If it is used for any other purpose, it must be accompanied or preceded by a current prospectus, as applicable, which discloses any charges and other important information about the Account, together with the current applicable prospectus for the Wells Fargo Variable Trust, the American Skandia Trust, the Montgomery Variable Series and the Invesco Variable Fund.

The financial statements for the sub-accounts that invest in Portfolios of American Skandia Trust reflect financial activity for the Stagecoach Variable Annuities and other products that use the same sub-accounts.

 VARIABLE ANNUITIES:
---------------------------------------------------------------------

 - are NOT insured by the FDIC or U.S. Government

 - are NOT obligations or deposits of Wells Fargo Bank nor guaranteed by the Bank

 - involve investment risk, including possible loss of principal  [NO FDIC LOGO]

STAGECOACH VARIABLE ANNUITY
STAGECOACH VARIABLE ANNUITY PLUS
STAGECOACH EXTRA CREDIT VARIABLE ANNUITY
STAGECOACH VARIABLE ANNUITY FLEX
SEMI-ANNUAL REPORT

August 21, 2001

Dear Investor:

The first six months of 2001 continued the volatility that was dominant throughout 2000. Despite the market's poor performance, I encourage you to keep in mind that short-term events should not alter your long-term investment goals.

It is important to maintain realistic expectations based on the market's historical performance rather than the unprecedented returns of the recent bull market. Investors who have experienced a sustained market downturn know the value of maintaining a long-term approach and of staying invested even through times of market declines in order to benefit from market rebounds.

A key element to consider is owning a well-diversified portfolio of investments. Our independent investment manager selection process means that you're never locked in to one particular investment style. You have access to world-class money managers, covering a wide variety of asset classes and styles. They are not just leaders in their field, they bring distinctive approaches to investing in the market, which translates into your having a wider range of choices for diversification.

We succeed as an organization when you succeed in reaching your long-term savings goals. Providing you with the investment tools to take advantage of asset allocation and diversification across asset classes and management styles has been key to this success.

We're confident that we continue to offer the broad asset class diversification it takes to respond to market demands as they go up and down, and to meet your personal financial needs and goals.

Sincerely,

/s/ Wade Dokken
Wade A. Dokken
Chief Operating Officer
American Skandia

                           WELLS FARGO VARIABLE TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001

                             ASSET ALLOCATION FUND
                              CORPORATE BOND FUND
                               EQUITY INCOME FUND
                               EQUITY VALUE FUND
                                  GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                           LARGE COMPANY GROWTH FUND
                               MONEY MARKET FUND
                             SMALL CAP GROWTH FUND

                      VARIABLE TRUST ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The Variable Trust Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Barclays Global Fund Advisors

FUND MANAGERS
Team managed

INCEPTION DATE
04/15/94

PERFORMANCE HIGHLIGHTS

     The Fund returned (5.21)%(1) for the six-month period ended June 30, 2001, outperforming the S&P 500 Index(2), which returned (6.70)%, and underperforming the Lehman Brothers 20+ Treasury Index(3), which returned (1.06)% for the period. The Fund distributed $0.11 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The U.S. economy showed continued signs of weakness as corporate profits remained weak and unemployment began to increase. During the first half of 2001, the Federal Reserve Board (the Fed) lowered short-term interest rates from 6.5% to 3.75%. The Nasdaq Composite Index(4) of technology stocks rallied after some of the rate cuts, but the rallies were not sustained.

     Defensive areas of the stock market, where earnings expectations were modest but steady, performed the best. Large cap stock performance generally trailed small cap stocks, as the latter appeared more attractively valued to investors who had shunned them during the late 1990s.

     Bonds produced moderate returns, with mortgages and corporate bonds outperforming U.S. Treasury securities. Although short-term interest rates fell, intermediate- and long-term yields rose slightly as investors anticipated an economic recovery.

STRATEGIC OUTLOOK

     The Fed has cut interest rates nearly in half which should begin to ignite the economy in the second half of the year. If intermediate- to long-term interest rates continue to rise, then bond investors may experience more modest returns. Meanwhile, until corporate profits begin to strengthen, shareholders could witness a neutral stock market performance.

                    VARIABLE TRUST ASSET ALLOCATION FUND(8)
                          GROWTH OF $10,000 INVESTMENT
[ASSET ALLOCATION PERFORMANCE GRAPH]

                                                                         LEHMAN BROTHERS 20+ TREASURY
                                            WFVT ASSET ALLOCATION FUND              INDEX                     S&P 500 INDEX
                                            --------------------------   ----------------------------         -------------
                                                      10000                         10000                         10000
                                                       9940                          9917                         10164
6/94                                                   9796                          9815                          9915
                                                      10107                         10178                         10241
                                                      10248                         10078                         10660
                                                       9964                          9733                         10400
                                                      10055                          9702                         10633
                                                       9954                          9771                         10246
12/94                                                 10113                          9932                         10398
                                                      10384                         10202                         10668
                                                      10707                         10488                         11083
                                                      10894                         10588                         11409
                                                      11137                         10778                         11745
                                                      11686                         11667                         12214
6/95                                                  11870                         11808                         12497
                                                      12031                         11598                         12911
                                                      12127                         11876                         12944
                                                      12438                         12111                         13490
                                                      12514                         12475                         13442
                                                      12860                         12799                         14031
12/95                                                 13041                         13168                         14301
                                                      13284                         13152                         14788
                                                      13180                         12455                         14925
                                                      13256                         12185                         15068
                                                      13233                         11970                         15290
                                                      13350                         11906                         15683
6/96                                                  13531                         12172                         15742
                                                      13223                         12171                         15047
                                                      13199                         11997                         15364
                                                      13705                         12347                         16227
                                                      14185                         12864                         16675
                                                      14917                         13324                         17934
12/96                                                 14535                         12976                         17579
                                                      14815                         12859                         18678
                                                      14853                         12862                         18824
                                                      14323                         12508                         18050
                                                      14904                         12827                         19126
                                                      15406                         12975                         20294
6/97                                                  15820                         13246                         21197
                                                      16903                         14096                         22883
                                                      16211                         13660                         21601
                                                      16822                         14065                         22783
                                                      16849                         14583                         22022
                                                      17232                         14812                         23041
12/97                                                 17569                         15075                         23438
                                                      17833                         15391                         23696
                                                      18624                         15268                         25404
                                                      19295                         15299                         26705
                                                      19458                         15350                         26977
                                                      19354                         15675                         26513
6/98                                                  20075                         16087                         27590
                                                      19881                         15996                         27297
                                                      17985                         16778                         23353
                                                      18996                         17396                         24850
                                                      20090                         17100                         26867
                                                      21065                         17258                         28496
12/98                                                 22008                         17218                         30137
                                                      22760                         17382                         31406
                                                      21942                         16453                         30426
                                                      22567                         16380                         31643
                                                      23208                         16393                         32867
                                                      22715                         16133                         32092
6/99                                                  23349                         15935                         33838
                                                      22838                         15845                         32781
                                                      22723                         15770                         32619
                                                      22394                         15884                         31725
                                                      23190                         15886                         33733
                                                      23389                         15765                         34418
12/99                                                 24060                         15486                         36445
                                                      23560                         15756                         34615
                                                      23726                         16315                         33961
                                                      25436                         16926                         37283
                                                      24882                         16758                         36160
                                                      24463                         16673                         35419
6/00                                                  25031                         17036                         36294
                                                      24930                         17373                         35728
                                                      26088                         17797                         37946
                                                      25067                         17492                         35943
                                                      25137                         17784                         35792
                                                      24069                         18387                         32971
12/00                                                 24305                         18817                         33133
                                                      24921                         18816                         34309
                                                      23285                         19147                         31180
                                                      22156                         18994                         29203
                                                      23216                         18397                         31473
                                                      23375                         18428                         31683
6/01                                                  23040                         18618                         30980

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)

FUND PERFORMANCE
----------------
6-Month*                           (5.21)%
1-Year                             (7.95)%
5-Year                             11.23%
Since Inception 04/15/94           12.28%

BENCHMARK                     S&P 500 INDEX(2)    LEHMAN BROTHERS 20+ TREASURY INDEX(3)
---------                     ----------------    -------------------------------------
6-Month*                            (6.70)%                       (1.06)%
1-Year                             (14.83)%                        9.28%
5-Year                              14.48%                         8.87%
Since Inception 04/15/94            17.08%(5)                      9.06%(5)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Portfolio Turnover Ratio                     13%
Number of Holdings                           526
Weighted Average Maturity of Bond Portfolio  22.2 Years
Estimated Duration of Bond Portfolio         11.4 Years
NAV                                          $12.99

TEN LARGEST HOLDINGS (AS OF JUNE 30, 2001)(6)

                      NAME                        % OF FUND
                      ----                        ---------
US T-Bond, 8.00%, 11/15/21                          3.66%
US T-Bond, 7.25%, 8/15/22                           3.22%
US T-Bond, 5.375%, 2/15/31                          3.02%
US T-Bond, 6.25%, 8/15/23                           3.01%
General Electric Company                            2.91%
US T-Bond, 6.125%,11/15/27                          2.38%
Microsoft Corporation                               2.34%
Exxon Mobil Corporation                             1.81%
US T-Bond, 6.25%, 5/15/30                           1.69%
U.S. Treasury, due 8/16/01                          1.65%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2001)(7)

                                  [PIE CHART]

Basic Materials                                3%

Energy                                         4%

Consumer Non-Cyclical                          5%

Consumer Cyclical                              5%

Consumer Services                              4%

Industrials                                    2%

Utilities                                      2%

Health Care                                    8%

Technology                                    14%

Telecommunications                             4%

Commercial Services                            2%

Financial                                     14%

U.S. Treasury Securities                      32%

Cash                                           1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

 Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.
 6

(4) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & Small-Cap stocks. You cannot invest directly in an index.

(5) The published return closest to the Fund's inception date of April 15, 1994.

(6) The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund since inception with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                       VARIABLE TRUST CORPORATE BOND FUND

INVESTMENT OBJECTIVE

The Variable Trust Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGER
Dan Kokoszka, CFA

INCEPTION DATE
09/20/99

PERFORMANCE HIGHLIGHTS

     The Fund returned 3.14%(1) for the six-month period ended June 30, 2001, underperforming its benchmark, the Lehman Brothers U.S. Credit Index(2), which returned 5.38%. The Fund distributed $0.32 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     One reason for the Fund's underperformance was its requirement that it maintain bonds with a maturity of 10 to 15 years. Long-term U.S. Treasury bonds with a maturity of at least 10 to 15 years have played an important part in maintaining this longer maturity. However, this asset class was among the worst performing sectors of the bond market during the first half of 2001.

     During early 2001, the Fund's corporate bond strategy was changed, boosting the overall allocation to 80% of the portfolio--up from the required 65% minimum. Of this 80% corporate bond exposure, 60% was dedicated to investment-grade corporate bonds and 20% was dedicated to high-yield bonds. To reduce risk, both investment-grade corporate bonds and high-yield bonds were more diversified as to sectors and individual credit risks. In addition, emerging market debt was removed from the Fund.

STRATEGIC OUTLOOK

     Sluggish, uneven economic growth continued until the end of the period, but with hopeful signs of improvement in the months ahead. Softening labor market conditions were countered by ongoing consumer spending in housing, automobiles, and other big-ticket consumer items. Fundamental weaknesses, ranging from high technology's worsening slump and weak pricing power, to a strong dollar and heavy debt loads, are expected to keep the growth recovery sub-par. The Federal Reserve Board's more cautious policy approach--signaled by its quarter-point cut in the federal funds target rate to 3.75% in late June--does not necessarily mean an end to its easing cycle. Efforts to lift growth to a more acceptable level could extend the cycle of rate cuts into late 2001. Short- and intermediate-term interest rates should benefit most, though long-term bond yields could hold steady until the economy shows signs of responding to the combination of tax cuts and lower interest rates.

                     VARIABLE TRUST CORPORATE BOND FUND(8)
                          GROWTH OF $10,000 INVESTMENT
[CORPORATE BOND FUND PERFORMANCE GRAPH]

                                                                 WFVT CORPORATE BOND FUND       LEHMAN BROTHERS U.S. CREDIT INDEX
                                                                 ------------------------       ---------------------------------
8/99                                                                      10000                               10000
9/99                                                                      10005                               10109
10/99                                                                     10060                               10155
11/99                                                                     10030                               10166
12/99                                                                      9984                               10112
1/00                                                                       9958                               10076
2/00                                                                      10082                               10170
3/00                                                                      10252                               10257
4/00                                                                      10059                               10166
5/00                                                                      10011                               10129
6/00                                                                      10244                               10383
7/00                                                                      10342                               10509
8/00                                                                      10515                               10640
9/00                                                                      10539                               10696
10/00                                                                     10587                               10707
11/00                                                                     10729                               10846
12/00                                                                     11004                               11057
1/01                                                                      11202                               11360
2/01                                                                      11343                               11458
3/01                                                                      11369                               11529
4/01                                                                      11274                               11488
5/01                                                                      11346                               11594
6/01                                                                      11350                               11653

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)

6-month*                                         3.14%
1-Year                                          10.80%
Since Inception 09/20/99                         7.35%

         BENCHMARK               LEHMAN BROTHERS U.S. CREDIT INDEX(2)
         ---------               ------------------------------------
6-month*                                         5.38%
1-Year                                          12.27%
Since Inception 09/20/99                         7.84%(3)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Portfolio Turnover                 31%
Number of Holdings                 165
Average Credit Quality(4)          A1
NAV                                $10.14
Distribution Rate(5)               6.43%
SEC Yield(6)                       6.32%

PORTFOLIO ALLOCATION (AS OF JUNE 30, 2001)(7)

                                  [PIE CHART]

T-bonds                                        7%

Corporate Bond                                87%

Federal Agencies                               3%

Foreign Denominated                            2%

Repurchase Agreements                          1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of September 20, 1999.

(4) The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Variable Trust Corporate Bond Fund since inception with the Lehman Brothers U.S. Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                       VARIABLE TRUST EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Variable Trust Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
David L. Roberts, CFA
Gary J. Dunn, CFA

INCEPTION DATE
05/06/96

PERFORMANCE HIGHLIGHTS

     The Fund returned (3.36)%(1) for the six-month period ended June 30, 2001, outperforming the S&P 500 Index(2), which returned (6.70)%, and underperforming the Russell 1000 Value Index(3), which returned (1.26)%. The Fund distributed $0.08 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     On one hand, the Fund's consumer cyclical stocks performed well despite the soft economy. Sears and Eastman Kodak both produced double-digit returns. The Fund's technology stocks such as IBM--which was up 34%--generally outperformed the technology sector.

     On the other hand, health care was the weakest sector during the period. Industry challenges, including significant patent expirations and a slowing FDA drug approval process, impacted performance. Merck announced that it would not meet consensus second quarter earnings expectations due to slower-than-expected sales for its arthritis drug, Vioxx. Although Merck was down 34% for the period, it is still expected to increase earnings nearly 10% this year. Its long-term, expected earnings growth rate is 12%. Merck's valuation appears attractive based on its fundamentals and relative price.

     The Fund's capital goods and financial sectors both underperformed. Honeywell stock declined after its proposed merger with General Electric was blocked, although current valuation and strong long-term prospects keeps Honeywell very attractive as a portfolio holding. American Express (AMEX) was lower due to concerns regarding global economic conditions. AMEX is currently trading at the low end of its historical relative valuation, representing another good value.

STRATEGIC OUTLOOK

     Because of its exposure to U.S. companies that have significant revenues from European economies, a slow-growing U.S. economy and a weakening U.S. dollar could be positive scenarios for the Fund. In addition, the Fund should be well positioned in defensive sectors, such as consumer staples, health care, and energy that do well in an environment where investors favor old economy, defensive growth companies.

                      VARIABLE TRUST EQUITY INCOME FUND(7)
                          GROWTH OF $10,000 INVESTMENT
[EQUITY VALUE PERFORMANCE GRAPH]

                                                 WFVT EQUITY INCOME FUND    RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                 -----------------------    ------------------------          -------------
                                                          10000                       10000                       10000
                                                          10000                       10125                       10257
6/96                                                      10110                       10133                       10296
                                                           9710                        9750                        9841
                                                           9830                       10029                       10049
9/96                                                      10250                       10427                       10613
                                                          10490                       10831                       10906
                                                          11170                       11616                       11730
12/96                                                     10995                       11467                       11497
                                                          11540                       12023                       12216
                                                          11691                       12200                       12311
3/97                                                      11348                       11761                       11805
                                                          11681                       12255                       12509
                                                          12215                       12940                       13273
6/97                                                      12719                       13495                       13864
                                                          13535                       14511                       14966
                                                          12910                       13995                       14128
9/97                                                      13525                       14840                       14901
                                                          13132                       14426                       14403
                                                          13716                       15063                       15070
12/97                                                     13953                       15503                       15329
                                                          13994                       15285                       15498
                                                          14902                       16313                       16615
3/98                                                      15647                       17312                       17466
                                                          15800                       17428                       17644
                                                          15585                       17170                       17340
6/98                                                      15830                       17389                       18044
                                                          15381                       17082                       17853
                                                          13545                       14540                       15273
9/98                                                      14290                       15375                       16252
                                                          15290                       16566                       17572
                                                          15993                       17338                       18637
12/98                                                     16523                       17929                       19710
                                                          16472                       18073                       20540
                                                          16482                       17818                       19899
03/99                                                     17091                       18187                       20695
                                                          17959                       19885                       21496
                                                          17917                       19667                       20989
6/99                                                      18630                       20237                       22131
                                                          18145                       19644                       21440
                                                          17856                       18915                       21334
9/99                                                      17195                       18255                       20749
                                                          17659                       19307                       22062
                                                          17814                       19156                       22510
12/99                                                     17829                       19248                       23836
                                                          16911                       18620                       22640
                                                          15607                       17237                       22212
3/00                                                      17163                       19340                       24384
                                                          17132                       19115                       23650
                                                          17435                       19316                       23165
6/00                                                      17021                       18433                       23737
                                                          16706                       18664                       23367
                                                          17637                       19702                       24818
9/00                                                      17459                       19883                       23508
                                                          17951                       20372                       23409
                                                          17341                       19616                       21564
12/00                                                     18245                       20599                       21670
                                                          18202                       20677                       22439
                                                          17676                       20102                       20393
3/01                                                      16696                       19393                       19100
                                                          17825                       20343                       20584
                                                          18158                       20801                       20722
6/01                                                      17631                       20339                       20262

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)

6-Month*                           (3.36)%
1-Year                              3.58%
5-Year                             11.76%
Since Inception (05/06/96)         11.64%

BENCHMARK                     S&P 500 INDEX(2)   RUSSELL 1000 VALUE INDEX(3)
---------                     ----------------   ---------------------------
6-Month*                            (6.70)%                  (1.26)%
1-Year                             (14.83)%                  10.33%
5-Year                              14.48%                   14.95%
Since Inception (05/06/96)          14.63%(4)                14.72%(4)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Portfolio Turnover                 1%
Number of Holdings                 46
NAV                                $16.36

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2001)(5)

NAME                                              % OF FUND
----                                              ---------
Bear Stearns & Co Incorporated                      4.85%
St. Paul Companies Incorporated                     4.66%
PepsiCo                                             4.13%
American General Corporation                        3.68%
IBM Corporation                                     3.61%
Exxon Mobil Corporation                             3.28%
TXU Corporation                                     3.24%
Fortune Brands Incorporated                         3.14%
J.P. Morgan Chase & Co.                             3.08%
Tyco International Limited                          3.07%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2001)(6)

                                  [PIE CHART]

Basic Materials                                                   5%

Energy                                                            7%

Consumer (non-cyclical)                                          13%

Consumer (cyclical)                                               8%

Consumer Services                                                 4%

Industrials                                                       7%

Utility                                                           4%

Health Care                                                      11%

Technology                                                       10%

Telecommunications                                                4%

Commercial Services                                               4%

Financial                                                        18%

Cash                                                              5%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

  Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The published return closest to the Fund's inception date of May 6, 1996.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                        VARIABLE TRUST EQUITY VALUE FUND

INVESTMENT OBJECTIVE

The Variable Trust Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Gregg Giboney, CFA
Allan White

INCEPTION DATE
05/01/98

PERFORMANCE HIGHLIGHTS

     The Fund returned (1.06)%(1) for the six-month period ended June 30, 2001. The Fund outperformed the S&P 500 Index(2), which returned (6.70)%, and outperformed the Russell 1000 Value Index(3), which returned (1.26)%. The Fund distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The primary factors that affected the Fund's performance, and the market in general, were the sharp declines in corporate earnings and earnings expectations--especially within the technology sector. Against this backdrop of weakening economic fundamentals, the Federal Reserve Board engaged in aggressive interest rate cuts in an attempt to keep the economy at a sustainable growth level.

     Because of its lower technology exposure, the Fund outperformed the S&P 500 Index. Improved performance in the second half of the period was due to interest rate cuts and a bounce from oversold conditions. The modest level of the Fund's outperformance versus the Russell 1000 Value Index, was primarily due to the favorable stock selection within the Fund's portfolio. Even though the Fund was underweight in technology, the technology stocks it did hold--such as IBM-- performed well. Other good stock performers included Canadian National Railway and Lowes, a retailer of home improvement products. On the other hand, stock holdings that did not perform well were CVS (retail drugstores) and Merck (pharmaceuticals).

STRATEGIC OUTLOOK

     Going forward, the Fund managers will continue to seek stocks with attractive valuations and solid fundamentals. This strategy should position the Fund well for near-term returns favorable to a stock market that may be more sensitive to weak economic conditions.

[EQUITY VALUE PERFORMANCE GRAPH]

                                                 WFVT EQUITY VALUE FUND     RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                 ----------------------     ------------------------          -------------
                                                          10000                       10000                       10000
                                                           9680                        9852                        9828
6/98                                                       9739                        9978                       10227
                                                           9268                        9801                       10119
                                                           8156                        8343                        8656
9/98                                                       8626                        8822                        9211
                                                           9199                        9506                        9959
                                                           9460                        9949                       10563
12/98                                                      9624                       10288                       11171
                                                           9403                       10370                       11642
                                                           9161                       10224                       11278
03/99                                                      9380                       10436                       11729
                                                          10188                       11410                       12183
                                                          10087                       11285                       11896
6/99                                                      10399                       11612                       12543
                                                          10024                       11272                       12151
                                                           9477                       10854                       12091
9/99                                                       8981                       10475                       11760
                                                           9285                       11078                       12504
                                                           9255                       10992                       12758
12/99                                                      9386                       11044                       13510
                                                           9142                       10684                       12831
                                                           8715                        9891                       12589
3/00                                                       9498                       11097                       13820
                                                           9284                       10968                       13404
                                                           9416                       11084                       13129
6/00                                                       9157                       10577                       13454
                                                           9311                       10709                       13244
                                                           9974                       11305                       14066
9/00                                                       9813                       11409                       13323
                                                          10048                       11689                       13267
                                                           9527                       11256                       12222
12/00                                                      9929                       11820                       12282
                                                          10103                       11865                       12718
                                                           9806                       11535                       11558
3/01                                                       9420                       11128                       10825
                                                           9953                       11673                       11666
                                                          10107                       11935                       11745
6/01                                                       9824                       11671                       11484

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)

6-Month*                           (1.06)%
1-Year                              7.28%
Since Inception (05/01/98)         (0.56)%

BENCHMARK                     S&P 500 INDEX(2)   RUSSELL 1000 VALUE INDEX(3)
---------                     ----------------   ---------------------------
6-Month*                            (6.70)%                 (1.26)%
1-Year                             (14.83)%                 10.33%
Since Inception (05/01/98)           4.42%(4)                4.99%(4)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Portfolio Turnover                 71%
Number of Holdings                 73
NAV                                $9.56

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2001)(5)

NAME                               % OF FUND
----                               ---------
Citigroup Incorporated               7.16%
Exxon Mobil Corporation              4.79%
American Int'l Group                 3.50%
Verizon Communications               3.18%
Tyco International Limited           2.97%
Philip Morris Cos Incorporated       2.81%
IBM Corporation                      2.79%
FHLMC                                2.67%
Lehman Bros. Incorporated            2.37%
Morgan Stanley Dean Witter           2.30%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2001)(6)

                                  [PIE CHART]

Basic Materials                                4%

Energy                                        10%

Consumer (non-cyclical)                        7%

Consumer (cyclical)                            4%

Consumer Services                              5%

Industrials                                    3%

Utility                                        4%

Transport                                      2%

Health Care                                    6%

Technology                                     6%

Telecommunications                             8%

Commercial Services                            3%

Financial                                     36%

Cash                                           2%

GROWTH OF $10,000 INVESTMENT(7)
---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

  Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The published return closest to the Fund's inception date of May 1, 1998.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                           VARIABLE TRUST GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Kelli Hill
Stephen Biggs, CFA

INCEPTION DATE
04/12/94

PERFORMANCE HIGHLIGHTS

     The Fund returned (11.91)%(1) for the six-month period ended June 30, 2001. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (6.70)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     In general, growth stocks have lagged the value style of investing over the past 18 months. There were a number of reasons for this: 1) after several poorly performing years during the 1990s, value stocks were depressed compared to growth stocks; 2) the Internet bubble which recently burst, was centered on the growth category; and 3) technology companies, which comprise much of the growth universe, have reported very negative results during the period.

     During the first half of 2001, technology and capital goods stocks were extremely volatile due to the realization that the business environment was deteriorating. These stocks rebounded during part of the second quarter, but gave up those gains when evidence of an economic upturn proved disappointing. Companies, such as Cisco Systems, Nortel Networks, and JDS Uniphase dragged down results.

     The consumer sector, however, has performed much better than the industrial side of the economy. Lowe's, the home improvement retailer, was the Fund's best performing stock, returning more than 60% for the period. The AOL and Time Warner merger was accomplished in a smooth manner, and the newly combined company posted positive revenues and earnings.

STRATEGIC OUTLOOK

     Interest rates and corporate profits are two primary factors affecting the Fund's performance. During the first half of 2001, the Federal Reserve Board (the Fed) lowered short-term rates from 6.5% to 3.75%, which created a positive backdrop. However, companies continued to report disappointing profits. The Fund's managers expect that, given the Fed's aggressive moves, the second half of 2001 should see a stronger economic environment which in turn should help growth stocks.

                         VARIABLE TRUST GROWTH FUND(6)
                          GROWTH OF $10,000 INVESTMENT
[GROWTH PERFORMANCE GRAPH]

                                                                      WFVT GROWTH FUND                    S&P 500 INDEX
                                                                      ----------------                    -------------
                                                                           10000                              10000
                                                                           10110                              10164
6/94                                                                        9888                               9915
                                                                           10189                              10241
                                                                           10511                              10660
9/94                                                                       10422                              10400
                                                                           10502                              10633
                                                                           10260                              10246
12/94                                                                      10447                              10398
                                                                           10508                              10668
                                                                           10994                              11083
3/95                                                                       11237                              11409
                                                                           11390                              11745
                                                                           11930                              12214
6/95                                                                       12209                              12497
                                                                           12589                              12911
                                                                           12794                              12944
9/95                                                                       13223                              13490
                                                                           12801                              13442
                                                                           13325                              14031
12/95                                                                      13497                              14301
                                                                           13748                              14788
                                                                           14260                              14925
3/96                                                                       14297                              15068
                                                                           14769                              15290
                                                                           15136                              15683
6/96                                                                       14876                              15742
                                                                           14108                              15047
                                                                           14518                              15364
9/96                                                                       15247                              16227
                                                                           15659                              16675
                                                                           16662                              17934
12/96                                                                      16525                              17579
                                                                           17473                              18678
                                                                           16966                              18824
3/97                                                                       16376                              18050
                                                                           17036                              19126
                                                                           18117                              20294
6/97                                                                       18506                              21197
                                                                           20013                              22883
                                                                           18853                              21601
9/97                                                                       19906                              22783
                                                                           18986                              22022
                                                                           19280                              23041
12/97                                                                      19389                              23438
                                                                           19747                              23696
                                                                           20810                              25404
3/98                                                                       21809                              26705
                                                                           21959                              26977
                                                                           21624                              26513
6/98                                                                       22674                              27590
                                                                           22558                              27297
                                                                           19418                              23353
9/98                                                                       20316                              24850
                                                                           21964                              26867
                                                                           23437                              28496
12/98                                                                      24975                              30137
                                                                           25935                              31406
                                                                           25063                              30426
3/99                                                                       26256                              31643
                                                                           27054                              32867
                                                                           26218                              32092
6/99                                                                       27684                              33838
                                                                           26886                              32781
                                                                           26924                              32619
9/99                                                                       26202                              31725
                                                                           27737                              33733
                                                                           28348                              34418
12/99                                                                      30074                              36445
                                                                           28738                              34615
                                                                           28352                              33961
3/00                                                                       30885                              37283
                                                                           29762                              36160
                                                                           28963                              35419
6/00                                                                       30024                              36294
                                                                           29699                              35728
                                                                           31561                              37946
9/00                                                                       29747                              35943
                                                                           28902                              35792
                                                                           25821                              32971
12/00                                                                      25985                              33133
                                                                           26326                              34309
                                                                           23817                              31180
3/01                                                                       21881                              29203
                                                                           23653                              31473
                                                                           23735                              31683
6/01                                                                       22890                              30980

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)

6-Month*                          (11.91)
1-Year                            (23.76)
5-Year                              9.00
Since Inception 04/12/94           12.16

BENCHMARK                     S&P 500 INDEX(2)
---------                     ----------------
6-Month*                            (6.70)
1-Year                             (14.83)
5-Year                              14.48
Since Inception 04/12/94            17.08(3)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Portfolio Turnover                 41%
Number of Holdings                 79
NAV                                $16.79

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2001)(4)

NAME                                              % OF FUND
----                                              ---------
Citigroup Incorporated                              5.19%
General Electric Company                            4.00%
Microsoft Corporation                               3.78%
Exxon Mobil Corporation                             3.75%
Tyco International Limited                          3.28%
FNMA                                                3.23%
American Int'l Group                                3.12%
Wal-Mart Stores Incorporated                        3.09%
Household International                             3.07%
Pfizer Incorporated                                 2.83%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2001)(5)

                                  [PIE CHART]

Basic Materials                                1%

Energy                                        12%

Consumer (non-cyclical)                        8%

Consumer (cyclical)                           10%

Consumer Services                              3%

Industrials                                    4%

Utility                                        2%

Health Care                                   13%

Technology                                    17%

Telecommunications                             2%

Commercial Services                            3%

Financial                                     23%

Cash                                           2%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

 Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of April 12, 1994.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses for the Fund. The Fund is a professionally managed mutual fund.

                    VARIABLE TRUST INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long-term.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGER
Cynthia Tusan, CFA

INCEPTION DATE
07/03/00

PERFORMANCE HIGHLIGHTS

     The Fund returned (10.51)%(1) for the six-month period ended June 30, 2001, outperforming its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index(2), which returned (14.61)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Several factors contributed to the Fund's relative outperformance of its benchmark including the timely deployment of additional cash during market upswings, an overweight position in energy stocks during the run-up in oil prices, plus exposure to top performing countries such as Ireland, Mexico, and China. China's stock market continues to benefit from foreign direct investment inflows, rapidly growing markets and expected reforms ahead of possible entry into the World Trade Organization.

     In Ireland, Elan, a specialty pharmaceuticals firm, performed particularly well in light of strong news regarding a powerful pain management drug that it has under current FDA review. Brazil's Aracruz Celulose, the world's largest producers of paper pulp, was a strong performer despite serious economic troubles in its own country. The company is an exporter with almost no exposure to Brazil's domestic market. With revenues denominated in U.S. dollars, and costs mostly in local currency, its share price greatly benefited from the weakening of the Brazilian real.

     The technology sector continued to weigh on portfolio performance, led by downturns in the semiconductor and telecommunications sectors. The Fund sold its holdings in Nokia due to eroding earnings forecasts and profit margins, as well as concerns over the near-term viability of the wireless market. In addition, the dollar's strong performance against other currencies caused the Fund's performance to further slow.

STRATEGIC OUTLOOK

     Despite the small increase in its exposure to Japan, the Fund remains underweight in its Japanese holdings due to the slow pace of that nation's economic reform. The Fund manager will look to allocate additional assets to the U.K., which continues to exhibit more attractive growth than Continental Europe, where the European Central Bank is reluctant to lower interest rates because of inflation concerns.

                  VARIABLE TRUST INTERNATIONAL EQUITY FUND(6)
                          GROWTH OF $10,000 INVESTMENT
[LARGE COMPANY GROWTH PERFORMANCE GRAPH]

                                                               WFVT INTERNATIONAL EQUITY FUND            MSCI EAFE IX ND
                                                               ------------------------------            ---------------
7/3/00                                                                     10000                              10000
7/00                                                                        9670                               9581
8/00                                                                        9870                               9664
9/00                                                                        9280                               9194
10/00                                                                       9150                               8977
11/00                                                                       8650                               8640
12/00                                                                       8967                               8947
1/01                                                                        9187                               8942
2/01                                                                        8465                               8272
3/01                                                                        7914                               7720
4/01                                                                        8315                               8256
5/01                                                                        8255                               7965
6/01                                                                        8024                               7639

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)

1-Month*                            (2.79)
6-Month*                           (10.51)
Since Inception (07/03/00)         (19.76)%

BENCHMARK                        MSCI EAFE(2)
---------                        ------------
1-Month*                             (4.09)
6-Month*                            (14.61)
Since Inception (07/03/00)          (13.52)%(3)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Portfolio Turnover                 22%
Number of Holdings                 71
NAV                                $8.00

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2001)(4)

NAME                                              % OF FUND
----                                              ---------
Bear Stearns & Co Incorporated                      9.84%
Groupe Danone ADR                                   2.89%
Royal Bank of Scotland                              2.66%
Total Fina Elf                                      2.39%
Amvescap plc                                        2.35%
Suez SA                                             2.31%
Nintendo Co Limited                                 2.06%
Novartis AG                                         2.05%
Royal Dutch Petroleum                               1.98%
Wal-mart De Mexico SA                               1.84%

PORTFOLIO COMPOSITION (AS OF JUNE 30, 2001)(5)

                        [SECTOR DISTRIBUTION PIE CHART]


United States                                 37%

United Kingdom                                17%

Japan                                         11%

France                                         9%

Germany                                        6%

Switzerland                                    5%

Netherlands                                    4%

Mexico                                         3%

Hong Kong                                      3%

Italy                                          2%

Australia                                      1%

Korea, Republic of                             1%

Brazil                                         1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

(3) The published return closest to the Fund's inception date of July 3, 2000.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust International Equity Fund since inception with the MSCI EAFE. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                    VARIABLE TRUST LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Peregrine Capital Management, Incorporated

FUND MANAGERS
John S. Dale, CFA
Gary E. Nussbaum, CFA

INCEPTION DATE
09/20/99

PERFORMANCE HIGHLIGHTS

     The Fund returned (17.39)%(1) for the six-month period ended June 30, 2001, underperforming its benchmark, the S&P 500 Index(2), which returned (6.70)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     In this out-of-favor period for large company growth investing, the Fund performed as expected during the first half of 2001. Investors seemed to prefer value-oriented issues, which worked against the portfolio. Laggards included technology leaders such as Cisco Systems, JDS Uniphase, EMC Corporation, and Nokia. Despite the slowing performance of the large company growth sector, there were still some strong performers in the Fund, such as Microsoft and AOL Time Warner.

     Over the years, it has been evident that timing investment styles has been a fruitless exercise for many investors. The past 18-month period has substantially favored a value investment style and such a style may actually be maturing in time and magnitude. It is important to make sure that the Fund still has a growth focus in the event that the growth investment style returns to favor, and that the tremendous long-term opportunity for growth investing is maximized by staying true to this pure growth style in good times and bad.

STRATEGIC OUTLOOK

     Going forward, corporate profits are likely to begin showing improvement by the fourth quarter of 2001, when comparisons to a weak fourth quarter of 2000 should look favorable. This new cycle of earnings growth could serve as a solid underpinning and key driver of future stock market capital appreciation. The truly dominant companies should emerge from this downturn in great competitive shape. Companies such as Intel, Microsoft, Schwab, and Home Depot are flexing their financial muscles through research and development, capital spending, and human resources to build their competitive leads. The Fund is focused on dominant, low-cost competitors that have the financial resources and management talent to extend their lead and sustain rapid earnings growth for several years.

                    VARIABLE TRUST LARGE COMPANY GROWTH FUND
                        GROWTH OF $10,000 INVESTMENT(6)
[VARIABLE TRUST LARGE COMPANY GROWTH FUND PERFORMANCE GRAPH]

                                                               WFVT LARGE COMPANY GROWTH FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
8/99                                                                       10000                              10000
9/99                                                                        9590                               9726
10/99                                                                      10420                              10342
11/99                                                                      10830                              10551
12/99                                                                      12030                              11173
1/00                                                                       11800                              10612
2/00                                                                       12000                              10412
3/00                                                                       13430                              11430
4/00                                                                       13020                              11086
5/00                                                                       12200                              10858
6/00                                                                       13130                              11127
7/00                                                                       13230                              10953
8/00                                                                       14000                              11633
9/00                                                                       13150                              11019
10/00                                                                      13130                              10973
11/00                                                                      12080                              10108
12/00                                                                      11960                              10158
1/01                                                                       12150                              10518
2/01                                                                       10320                               9559
3/01                                                                        9260                               8953
4/01                                                                       10240                               9649
5/01                                                                       10150                               9713
6/01                                                                        9880                               9498

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)

6-Month*                        (17.39)%
1-Year                          (24.75)%
Since Inception (09/20/99)       (0.67)%

BENCHMARK                   S&P 500 INDEX(2)
---------                   ----------------
6-Month*                          (6.70)%
1-Year                           (14.83)%
Since Inception (09/20/99)        (1.48)%(3)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Portfolio Turnover                 9%
Number of Holdings                 33
NAV                                $9.88

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2001)(4)

NAME                                              % OF FUND
----                                              ---------
Microsoft Corporation                               7.12%
Home Depot Incorporated                             5.70%
American Int'l Group                                5.31%
Medtronic, Incorporated                             5.11%
Intel Corporation                                   5.05%
Pfizer Incorporated                                 5.00%
Goldman Sachs                                       4.75%
Costco Wholesale Corporation                        4.39%
Paychex, Incorporated                               4.02%
IMS Health Incorporated                             4.01%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2001)(5)

                        [SECTOR DISTRIBUTION PIE CHART]


Energy                                       1%

Consumer (cyclical)                         11%

Consumer Services                            1%

Health Care                                 13%

Technology                                  28%

Telecommunications                           1%

Commercial Services                         23%

Financial                                   18%

Cash                                         4%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of September 20, 1999.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                        VARIABLE TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Variable Trust Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Dave Sylvester
Laurie White

INCEPTION DATE
05/19/94

PERFORMANCE HIGHLIGHTS

     The Fund returned 2.32%(1) for the six-month period ended June 30, 2001. The Fund distributed $0.02 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Continued weakness in the economy led the Federal Reserve Board (the Fed) to lower short-term interest rates from 6.5% at the beginning of 2001, to 3.75% at the end of June, the lowest level since April 1994. As this key rate fell, other money market rates followed suit such as yields on 30-day prime commercial paper. The net effect was that money market fund yields also fell substantially.

     To counteract this drop in yields, the Fund's average maturity has been extended to lock in higher rates for as long as possible. In addition, the Fund's managers have kept a keen eye on credit quality, as this weak economic cycle has eroded the financial strength of many formerly high-grade issuers.

     Fixed-rate securities purchased in the latter part of 2000 performed well given the rapid decline in interest rates during the first half of 2001. Floating rate securities saw yields decline in value along with interest rates.

STRATEGIC OUTLOOK

     The pace of interest rate declines may be slowing, since the Fed lowered interest rates by only a quarter point at its June meeting. However, that does not necessarily mean that interest rates are about to rise. The economy shows continued signs of weakness and inflation remains tame. It may be more difficult to spur economic growth than the markets presume. If interest rates remain low, money market fund yields will also remain low as higher-yielding investments mature and are replaced with lower-yielding securities.

                        VARIABLE TRUST MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)

6-Month*                               2.32%
1-Year                                 5.39%
5-Year                                 4.95%
Since Inception 05/19/94               4.95%

---------------
* Returns for periods less than one year are not annualized.

FUND YIELD SUMMARY

7-Day Simple Yield                     3.64%
30-Day Simple Yield                    3.71%

PORTFOLIO ALLOCATION (AS OF JUNE 30, 2001)(2)
[PIE CHART]

Corporate Bond                                                                     6
Floating Rate Notes                                                                7
Federal Agencies                                                                  66
Certificates of Deposits                                                           2
Time Deposits                                                                     11
Bank Notes                                                                         5
Repurchase Agreements                                                              3

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Weighted Average Maturity          57 days

MATURITY DISTRIBUTION (AS OF JUNE 30, 2001)(2)

                                  [PIE CHART]

3-14 Days                                    30.8

15-29 Days                                   14.0

30-59 Days                                   26.7

60-89 Days                                    6.7

90-179 Days                                  14.4

180-365 Days                                  7.4

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

 Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) Portfolio holdings are subject to change.

                      VARIABLE TRUST SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Tom Zeifang, CFA
Chris Greene

INCEPTION DATE
05/01/95

PERFORMANCE HIGHLIGHTS

     The Fund returned (18.02)%(1) for the six-month period ended June 30, 2001, underperforming its benchmark, the Russell 2000 Index(2), which returned 6.85%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Federal Reserve Board lowered short-term interest rates six times, reducing the federal funds rate from 6.5% to 3.75% during the first half of 2001. This aggressive monetary easing had a positive impact on small cap stocks as an asset class, particularly in April and early May. Although corporate profit growth slowed significantly, consumer spending kept the U.S. economy out of a recession.

     Growth stocks were hit hard during the first quarter of 2001, as a weakening economy created obstacles that prevented companies from generating revenues and earnings that would meet expectations. The Fund's overweight position in growth stocks also hurt its relative performances.

     The second quarter was a period of stock market volatility, giving way to a strong rally that lasted nearly seven weeks. The market rally enabled the Fund to post a welcome second quarter gain. Specifically, several of the Fund's holdings, including Microtune, NetIQ, and Planar Systems contributed to its gains.

STRATEGIC OUTLOOK

     The Fund managers believe that the initial weeks of the second quarter may have marked a turning point in the market, with investors currently looking ahead to a more stable environment. The Fund managers also believe that growth stocks generally possess excellent long-term upside potential, and that forward-looking investors may be rewarded for their patience.

     Though many investors have been surprised by the free-fall in business spending, the Fund managers believe that well-managed companies have adjusted to the current environment and should be poised to overcome today's depressed market conditions. Yet, the economy is not likely to experience rapid growth in the near future. In fact, the Fund managers foresee a possible two-step-forward, one-step-back recovery as investors alternate between an anticipated profit recovery clouded by nervousness over near-term conditions.

[Variable Trust Small Cap Growth Chart]

                                                                   WFVT SMALL CAP GROWTH                RUSSELL 2000 INDEX
                                                                   ---------------------                ------------------
4/95                                                                      10000.00                           10000.00
                                                                          10040.00                           10172.00
6/95                                                                      10670.00                           10700.00
                                                                          11740.00                           11316.00
                                                                          11970.00                           11549.00
                                                                          11920.00                           11756.00
                                                                          11280.00                           11231.00
                                                                          11590.00                           11702.00
12/95                                                                     11595.00                           12011.00
                                                                          11636.00                           11999.00
                                                                          11957.00                           12374.00
                                                                          12484.00                           12626.00
                                                                          13891.00                           13301.00
                                                                          14419.00                           13827.00
6/96                                                                      13405.00                           13259.00
                                                                          12112.00                           12100.00
                                                                          13177.00                           12803.00
                                                                          13819.00                           13303.00
                                                                          14088.00                           13099.00
                                                                          14750.00                           13638.00
12/96                                                                     15243.00                           13997.00
                                                                          15571.00                           14277.00
                                                                          14690.00                           13931.00
                                                                          13482.00                           13274.00
                                                                          13087.00                           13311.00
                                                                          15729.00                           14792.00
6/97                                                                      16011.00                           15426.00
                                                                          17039.00                           16143.00
                                                                          17468.00                           16513.00
                                                                          18778.00                           17721.00
                                                                          17569.00                           16941.00
                                                                          16824.00                           16833.00
12/97                                                                     16735.00                           17129.00
                                                                          16341.00                           16860.00
                                                                          17889.00                           18108.00
                                                                          18387.00                           18856.00
                                                                          18427.00                           18962.00
                                                                          17089.00                           17941.00
6/98                                                                      17233.00                           17979.00
                                                                          15397.00                           16525.00
                                                                          11817.00                           13315.00
                                                                          12420.00                           14357.00
                                                                          12944.00                           14943.00
                                                                          13705.00                           15726.00
12/98                                                                     14312.00                           16699.00
                                                                          13865.00                           16921.00
                                                                          12563.00                           15550.00
                                                                          12287.00                           15793.00
                                                                          12984.00                           17208.00
                                                                          12958.00                           17459.00
6/99                                                                      13628.00                           18248.00
                                                                          13615.00                           17747.00
                                                                          13707.00                           17090.00
                                                                          14234.00                           17093.00
                                                                          16325.00                           17163.00
                                                                          19061.00                           18188.00
12/99                                                                     23797.00                           20247.00
                                                                          24323.00                           19921.00
                                                                          30309.00                           23210.00
                                                                          26402.00                           21680.00
                                                                          23179.00                           20375.00
                                                                          20719.00                           19187.00
6/00                                                                      25731.00                           20861.00
                                                                          24192.00                           20189.00
                                                                          27369.00                           21729.00
                                                                          26762.00                           21090.00
                                                                          23047.00                           20150.00
                                                                          17224.00                           18080.00
12/00                                                                     18424.00                           19634.00
                                                                          18637.00                           20656.00
                                                                          14803.00                           19301.00
                                                                          12655.00                           18358.00
                                                                          14732.00                           19793.00
                                                                          14750.00                           20280.00
6/01                                                                      15105.00                           20980.00

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2001)(1)


6-Month*                            (18.02)%
1-Year                              (41.30)%
5-Year                                2.42%
Since Inception 05/01/95              6.92%

BENCHMARK                     RUSSELL 2000 INDEX(2)
---------                     ---------------------
6-Month*                               6.85%
1-Year                                 0.57%
5-Year                                 9.60%
Since Inception 05/01/95              12.76%(3)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2001)

Portfolio Turnover                           134%
Number of Holdings                           137
NAV                                          $8.51

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2001)(4)


Bear Stearns & Company                            5.34%
NetIQ Corporation                                 2.71%
eFunds Corporation                                1.75%
Microchip Technology Incorporated                 1.57%
Advanced Digital Info                             1.55%
Covance Incorporated                              1.50%
Microtune Incorporated                            1.49%
Powerwave Technologies                            1.45%
Exar Corporation                                  1.40%
Noven Pharmaceuticals Incorporated                1.39%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2001)(5)
[PIE CHART]

BASIC MATERIALS                                                                    1
---------------                                                                    -
Energy                                                                             4
Consumer (non-cyclical)                                                            1
Consumer (cyclical)                                                               10
Consumer Services                                                                  2
Industrials                                                                        2
Utility                                                                            2
Transport                                                                          2
Health Care                                                                       24
Technology                                                                        29
Telecommunications                                                                 1
Commercial Services                                                               10
Financial                                                                          7
Cash                                                                               5

GROWTH OF $10,000 INVESTMENT(6)
---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

 Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock
Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of May 1, 1995.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund since inception with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  COMMON STOCK--66.07%
                  AMUSEMENT & RECREATION SERVICES--0.03%
      1,887       Harrah's Entertainment Incorporated+                               $     66,611
                  APPAREL & ACCESSORY STORES--0.33%
     13,456       Gap Incorporated                                                        390,224
      5,300       Kohl's Corporation+                                                     332,469
      6,755       Limited Incorporated                                                    111,593
      2,165       Nordstrom Incorporated                                                   40,161
                                                                                     ------------
                                                                                          874,447
                  APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS--0.07%
        806       Liz Claiborne Incorporated                                               40,662
      2,356       Tiffany & Company                                                        85,334
      1,769       V.F. Corporation                                                         64,356
                                                                                     ------------
                                                                                          190,352
                  AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS--0.03%
      1,882       AutoZone Incorporated+                                                   70,574
                  AUTOMOTIVE REPAIR SERVICES & PARKING--0.01%
        999       Ryder System Incorporated                                                19,580
                  BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS--0.03%
        917       Centex Corporation                                                       37,367
        671       KB Home                                                                  20,243
        697       Pulte Corporation                                                        29,712
                                                                                     ------------
                                                                                           87,322
                  BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS--0.84%
     36,726       Home Depot Incorporated                                               1,709,595
      6,034       Lowe's Companies Incorporated                                           437,767
      2,510       Sherwin-Williams Company                                                 55,722
                                                                                     ------------
                                                                                        2,203,084

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  BUSINESS SERVICES--6.77%
      3,796       Adobe Systems Incorporated                                         $    178,411
     69,732       AOL Time Warner Incorporated+                                         3,695,796
        893       Autodesk Incorporated                                                    33,309
      9,995       Automatic Data Processing Incorporated                                  496,752
      3,843       BMC Software Incorporated+                                               86,621
      4,266       Broadvision Incorporated+                                                21,330
      2,992       Cabletron Systems Incorporated+                                          68,367
     12,626       Cendant Corporation+                                                    246,207
      2,984       Citrix Systems Incorporated+                                            104,142
      9,101       Computer Associates International Incorporated                          327,636
      2,705       Computer Sciences Corporation+                                           93,593
      5,845       Compuware Corporation+                                                   81,772
      3,760       Concord EFS Incorporated+                                               195,558
      2,755       Convergys Corporation+                                                   83,339
      1,161       Deluxe Corporation                                                       33,553
      1,984       Ecolab Incorporated                                                      81,283
      7,416       Electronic Data Systems Corporation                                     463,500
      2,296       Equifax Incorporated                                                     84,217
      6,222       First Data Corporation                                                  399,764
      1,957       Fiserv Incorporated+                                                    125,209
      4,646       IMS Health Incorporated                                                 132,411
      5,338       Interpublic Group of Companies Incorporated                             156,670
      3,259       Intuit Incorporated+                                                    130,327
      1,239       Mercury Interactive Corporation+                                         74,216
     84,811       Microsoft Corporation+                                                6,157,279
      1,490       NCR Corporation+                                                         70,030
      5,193       Novell Incorporated+                                                     29,548
      2,856       Omnicom Group                                                           245,616
     88,517       Oracle Systems Corporation+                                           1,681,823
      4,357       Parametric Technology Company+                                           60,954
      4,513       PeopleSoft Incorporated+                                                222,175
      2,868       Robert Half International Incorporated+                                  71,385
      1,952       Sapient Corporation+                                                     19,032
      6,842       Siebel Systems Incorporated+                                            320,890
     51,696       Sun Microsystems Incorporated+                                          812,661
      1,700       TMP Worldwide Incorporated+                                             100,487
      5,036       Unisys Corporation+                                                      74,080
      6,371       VERITAS Software Corporation+                                           423,863
      8,818       Yahoo! Incorporated+                                                    176,272
                                                                                     ------------
                                                                                       17,860,078

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  CHEMICALS & ALLIED PRODUCTS--7.67%
     24,482       Abbott Laboratories                                                $  1,175,380
      3,644       Air Products and Chemicals Incorporated                                 166,713
        943       Alberto Culver Company Class B                                           39,644
     20,768       American Home Products Corporation                                    1,213,682
     16,498       Amgen Incorporated+                                                   1,001,099
      1,727       Avery Dennison Corporation                                               88,163
      3,783       Avon Products Incorporated                                              175,077
      2,298       Biogen Incorporated+                                                    124,919
     30,854       Bristol-Myers Squibb Company                                          1,613,664
      3,038       Chiron Corporation+                                                     154,938
      3,727       Clorox Company                                                          126,159
      8,931       Colgate-Palmolive Company                                               526,840
     14,162       Dow Chemical Company                                                    470,887
     16,575       Du Pont (E.I.) de Nemours & Company                                     799,578
      1,189       Eastman Chemical Company                                                 56,632
        468       FMC Corporation+                                                         32,086
      2,789       Forest Laboratories Incorporated+                                       198,019
     16,687       Gillette Company                                                        483,756
        805       Great Lakes Chemical Corporation                                         24,834
      1,544       International Flavors & Fragrances Incorporated                          38,801
      2,652       King Pharmaceuticals Incorporated+                                      142,545
     17,774       Lilly (Eli) & Company                                                 1,315,276
      3,353       MedImmune Incorporated+                                                 158,262
     36,343       Merck & Company Incorporated                                          2,322,681
      5,834       Occidental Petroleum Corporation                                        155,126
     99,879       Pfizer Incorporated                                                   4,000,153
     20,472       Pharmacia Corporation                                                   940,688
      2,628       PPG Industries Incorporated                                             138,154
      2,552       Praxair Incorporated                                                    119,944
     20,531       Procter & Gamble Company                                              1,309,878
      3,536       Rohm & Haas Company                                                     116,334
     23,157       Schering-Plough Corp                                                    839,210
      1,233       Sigma Aldrich                                                            47,618
      1,588       Watson Pharmaceuticals Incorporated+                                     97,884
                                                                                     ------------
                                                                                       20,214,624

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  COMMUNICATIONS--4.24%
      4,924       Alltel Corporation                                                 $    301,644
     53,708       AT&T Corporation                                                      1,181,576
      4,502       Avaya Incorporated+                                                      61,677
     29,691       BellSouth Corporation                                                 1,195,657
      2,284       CenturyTel Incorporated                                                  69,205
      4,201       Citizens Communications Company+                                         50,537
      9,311       Clear Channel Communications Incorporated+                              583,800
     14,844       Comcast Corporation Class A+                                            644,230
     14,039       Global Crossing Limited+                                                121,297
     12,112       Nextel Communications Class A+                                          211,960
     26,241       Qwest Communications International Incorporated                         836,301
     53,394       SBC Communications Incorporated                                       2,138,964
     14,000       Sprint Corporation (FON Group)                                          299,040
     14,756       Sprint Corporation (PCS Group)+                                         356,357
      3,262       Univision Communications Incorporated Class A+                          139,547
     42,800       Verizon Communications Incorporated                                   2,289,800
     45,652       WorldCom Incorporated+                                                  682,954
                                                                                     ------------
                                                                                       11,164,546

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  DEPOSITORY INSTITUTIONS--6.11%
      5,920       AmSouth Bancorp                                                    $    109,461
     18,279       Bank One Corporation                                                    654,388
     25,411       Bank of America Corporation                                           1,525,422
     11,715       Bank of New York Company Incorporated                                   562,320
      6,335       BB&T Corporation                                                        232,495
      3,256       Charter One Financial Incorporated                                      103,866
     79,525       Citigroup Incorporated                                                4,202,100
      2,792       Comerica Incorporated                                                   160,819
      8,983       Fifth Third Bancorp                                                     539,429
     15,535       First Union Corporation                                                 542,793
     17,206       FleetBoston Financial Corporation                                       678,777
      2,546       Golden West Financial Corporation                                       163,555
      3,951       Huntington Bancshares Incorporated                                       64,599
     30,976       J.P. Morgan Chase & Company                                           1,381,530
      6,779       KeyCorp                                                                 176,593
      7,720       Mellon Financial Corporation                                            355,120
      9,694       National City Corporation                                               298,381
      3,527       Northern Trust Corporation                                              220,438
      4,565       PNC Financial Services Group                                            300,330
      3,762       Regions Financial Corporation                                           120,384
      5,381       SouthTrust Corporation                                                  139,906
      5,190       State Street Corporation                                                256,853
      4,670       Sun Trust Banks Incorporated                                            302,523
      4,611       Synovus Financial Corporation                                           144,693
     30,442       US Bancorp                                                              693,773
      2,176       Union Planters Corporation                                               94,874
      3,243       Wachovia Corporation                                                    230,739
     13,877       Washington Mutual Incorporated                                          521,081
     27,072       Wells Fargo & Company*                                                1,256,953
      1,251       Zions Bancorporation                                                     73,809
                                                                                     ------------
                                                                                       16,108,004
                  EATING & DRINKING PLACES--0.29%
      1,891       Darden Restaurants Incorporated                                          52,759
     20,636       McDonald's Corporation                                                  558,410
      2,345       Tricon Global Restaurants Incorporated+                                 102,946
      1,862       Wendy's International Incorporated                                       47,554
                                                                                     ------------
                                                                                          761,669

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  ELECTRIC, GAS & SANITARY SERVICES--2.38%
      8,392       AES Corporation+                                                   $    361,275
      1,921       Allegheny Energy Incorporated                                            92,688
      3,161       Allied Waste Industries Incorporated+                                    59,047
      2,220       Ameren Corporation                                                       94,794
      5,093       American Electric Power Company                                         235,144
      4,764       Calpine Corporation+                                                    180,079
      2,571       Cinergy Corporation                                                      89,856
      2,071       CMS Energy Corporation                                                   57,677
      3,387       Consolidated Edison Incorporated                                        134,803
      2,608       Constellation Energy Group Incorporated                                 111,101
      3,773       Dominion Resources Incorporated                                         226,871
      2,714       DTE Energy Company                                                      126,038
     12,196       Duke Energy Corporation                                                 475,766
      5,105       Dynegy Incorporated                                                     237,383
      5,133       Edison International                                                     57,233
      7,883       El Paso Corporation                                                     414,173
      3,558       Entergy Corporation                                                     136,592
      5,008       Exelon Corporation                                                      321,113
      3,619       First Energy Corporation                                                116,387
      2,760       FPL Group Incorporated                                                  166,180
      1,884       GPU Incorporated                                                         66,223
      2,184       KeySpan Corporation                                                      79,672
      1,865       Kinder Morgan Incorporated                                               93,716
      5,347       Mirant Corporation+                                                     183,937
      2,526       Niagara Mohawk Holdings Incorporated+                                    44,685
        715       NICOR Incorporated                                                       27,871
      3,262       NiSource Incorporated                                                    89,150
        912       Oneok Incorporated                                                       17,966
      6,105       PG & E Company                                                           68,376
        531       People's Energy Corporation                                              21,346
      1,315       Pinnacle West Capital Corporation                                        62,331
      2,313       PPL Corporation                                                         127,215
      3,254       Progress Energy Incorporated                                            146,170
      3,415       Public Service Enterprise Group Incorporated                            166,994
      4,669       Reliant Energy Incorporated+                                            150,388
      3,244       Sempra Energy                                                            88,691
     10,733       Southern Company                                                        249,542
      4,093       TXU Corporation                                                         197,242
      9,818       Waste Management Incorporated                                           302,591
      7,636       Williams Companies Incorporated                                         251,606
      5,365       XCEL Energy Incorporated                                                152,634
                                                                                     ------------
                                                                                        6,282,546

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT--6.66%
     12,333       ADC Telecommunications Incorporated+                               $     81,398
      5,415       Advanced Micro Devices+                                                 156,385
      6,344       Altera Corporation+                                                     183,976
      3,062       American Power Conversion Corporation+                                   48,227
      5,688       Analog Devices Incorporated+                                            246,006
      1,281       Andrew Corporation+                                                      23,634
      4,757       Applied Micro Circuits Corporation+                                      81,820
      3,870       Broadcom Corporation+                                                   165,480
      3,817       Conexant Systems Incorporated+                                           34,162
      1,085       Eaton Corporation                                                        76,059
      6,805       Emerson Electric Company                                                411,703
    156,939       General Electric Company                                              7,650,776
    106,476       Intel Corporation                                                     3,114,423
      5,014       Linear Technology Corporation                                           221,719
      5,701       LSI Logic Corporation+                                                  107,179
     53,895       Lucent Technologies Incorporated                                        334,149
      5,133       Maxim Integrated Products Incorporated+                                 226,930
      1,202       Maytag Corporation                                                       35,170
      9,390       Micron Technology Incorporated+                                         385,929
      3,143       Molex Incorporated                                                      114,814
     34,638       Motorola Incorporated                                                   573,605
      2,849       National Semiconductor Corporation+                                      82,963
        638       National Service Industries                                              14,400
      5,126       Network Appliance Incorporated+                                          70,226
     50,395       Nortel Networks Corporation                                             458,090
      2,228       Novellus Systems Incorporated+                                          126,528
      1,236       Power-One Incorporated+                                                  20,567
      1,483       Qlogic Corporation+                                                      95,579
     11,919       Qualcomm Incorporated+                                                  697,023
      5,454       Raytheon Company Class B                                                144,804
      4,897       Sanmina Corporation+                                                    114,639
      2,548       Scientific-Atlanta Incorporated                                         103,449
      6,441       Tellabs Incorporated+                                                   124,182
     27,483       Texas Instruments Incorporated                                          865,715
        979       Thomas & Betts Corporation                                               21,607
      3,066       Vitesse Semiconductor Corporation+                                       64,509
      1,047       Whirlpool Corporation                                                    65,438
      5,196       Xilink Incorporated+                                                    214,283
                                                                                     ------------
                                                                                       17,557,546
                  ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                  SERVICES--0.27%
      1,169       Fluor Corporation                                                        52,780
      6,967       Halliburton Company                                                     248,025
      2,608       Moody's Corporation                                                      87,368
      5,877       Paychex Incorporated                                                    235,080
      1,626       PerkinElmer Incorporated                                                 44,764
      1,831       Quintiles Transnational Corporation+                                     46,233
                                                                                     ------------
                                                                                          714,250

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT--0.36%
        457       Ball Corporation                                                   $     21,735
      1,450       Cooper Industries Incorporated                                           57,406
        951       Crane Company                                                            29,481
      2,429       Fortune Brands Incorporated                                              93,176
      4,762       Illinois Tool Works Incorporated                                        301,435
      6,788       Lockheed Martin Corporation                                             251,495
      7,046       Masco Corporation                                                       175,868
        915       Snap-On Incorporated                                                     22,106
                                                                                     ------------
                                                                                          952,702
                  FOOD & KINDRED PRODUCTS--2.12%
        570       Adolph Coors Company                                                     28,603
     14,216       Anheuser-Busch Companies Incorporated                                   585,699
     10,051       Archer-Daniels-Midland Company                                          130,663
      6,647       Campbell Soup Company                                                   171,160
     39,412       Coca-Cola Company                                                     1,773,540
      6,604       Coca-Cola Enterprises Incorporated                                      107,975
      8,521       Conagra Foods Incorporated                                              168,800
      4,475       General Mills Incorporated                                              195,916
      5,491       Heinz (H.J.) Company                                                    224,527
      1,715       Hercules Incorporated                                                    19,380
      2,210       Hershey Foods Corporation                                               136,379
      6,399       Kellogg Company                                                         185,571
      2,237       Pepsi Bottling Group Incorporated                                        89,704
     22,878       PepsiCo Incorporated                                                  1,011,208
      2,138       Quaker Oats Company                                                     195,093
      4,953       Ralston Purina Group                                                    148,689
     12,834       Sara Lee Corporation                                                    243,076
      3,604       Wrigley (Wm) Jr. Company                                                168,847
                                                                                     ------------
                                                                                        5,584,830
                  FOOD STORES--0.27%
      6,527       Albertson's Incorporated                                                195,745
     12,933       Kroger Company+                                                         323,325
      6,006       Starbucks Corporation+                                                  138,137
      2,251       Winn-Dixie Stores Incorporated                                           58,819
                                                                                     ------------
                                                                                          716,026
                  FORESTRY--0.07%
      3,502       Weyerhaeuser Company                                                    192,505

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  GENERAL MERCHANDISE STORES--1.88%
      1,803       Big Lots Incorporated+                                             $     24,665
      1,517       Dillards Incorporated Class A                                            23,165
      5,286       Dollar General Corporation                                              103,077
      3,228       Federated Department Stores Incorporated+                               137,190
      4,148       J C Penney Company Incorporated                                         109,340
      7,657       K-Mart Corporation+                                                      87,826
      4,715       May Department Stores Company                                           161,536
      5,297       Sears Roebuck & Company                                                 224,116
     14,149       Target Corporation                                                      489,555
      4,496       TJX Companies Incorporated                                              143,288
     70,751       Wal-Mart Stores Incorporated                                          3,452,649
                                                                                     ------------
                                                                                        4,956,407
                  HEALTH SERVICES--0.30%
      8,634       HCA Incorporated                                                        390,170
      6,182       Healthsouth Corporation+                                                 98,727
      1,662       Manor Care Incorporated+                                                 52,769
      5,055       Tenet Healthcare Corporation+                                           260,787
                                                                                     ------------
                                                                                          802,453
                  HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION-CONTRACTORS--0.01%
        981       McDermott International Incorporated                                     11,429
                  HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES--0.24%
      3,231       Best Buy Company Incorporated+                                          205,233
      3,317       Circuit City Stores--Circuit City Group                                  59,706
      1,334       Johnson Controls Incorporated                                            96,675
      3,165       Leggett & Platt Incorporated                                             69,725
      4,228       Newell Rubbermaid Incorporated                                          106,123
      2,970       Radioshack Corporation                                                   90,585
                                                                                     ------------
                                                                                          628,047
                  HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES--0.14%
      5,905       Hilton Hotels Corporation                                                68,498
      3,814       Marriott International                                                  180,555
      3,109       Starwood Hotels & Resorts Worldwide Incorporated                        115,904
                                                                                     ------------
                                                                                          364,957

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT--4.78%
      5,517       Apple Computer Incorporated+                                       $    128,270
     12,750       Applied Materials Incorporated+                                         626,025
      5,233       Baker Hughes Incorporated                                               175,306
      1,295       Black & Decker Corporation                                               51,101
      5,440       Caterpillar Incorporated                                                272,272
    115,272       Cisco Systems Incorporated+                                           2,097,950
     26,762       Compaq Computer Corporation                                             414,543
      2,610       Comverse Technology Incorporated+                                       150,388
        618       Cummins Engine Company Incorporated                                      23,917
      3,739       Deere & Company                                                         141,521
     41,031       Dell Computer Corporation+                                            1,064,754
      3,252       Dover Corporation                                                       122,438
     34,635       EMC Corporation+                                                      1,006,147
      5,102       Gateway Incorporated+                                                    83,928
     30,610       Hewlett-Packard Company                                                 875,446
     27,535       IBM Corporation                                                       3,111,455
      2,504       Ingersoll-Rand Company                                                  103,165
      3,011       Jabil Circuit Incorporated+                                              92,919
      1,994       Lexmark International Incorporated+                                     134,097
      6,205       Minnesota Mining and Manufacturing Company                              707,991
      1,913       Pall Corporation                                                         45,013
      8,937       Palm Incorporated+                                                       54,248
      1,838       Parker-Hannifin Corporation                                              78,005
      4,028       Pitney Bowes Incorporated                                               169,659
     10,234       Solectron Corporation+                                                  187,282
      1,332       Stanley Works                                                            55,771
      3,499       Symbol Technologies Incorporated                                         77,678
        953       Timken Company                                                           16,144
      7,439       United Technologies Corporation                                         544,981
                                                                                     ------------
                                                                                       12,612,414
                  INSURANCE AGENTS, BROKERS & SERVICE--0.23%
      4,056       AON Corporation                                                         141,960
      2,685       Humana Incorporated+                                                     26,447
      4,291       Marsh & McLennan Companies Incorporated                                 433,391
                                                                                     ------------
                                                                                          601,798

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  INSURANCE CARRIERS--2.89%
      2,268       Aetna Incorporated+                                                $     58,673
      8,418       AFLAC Incorporated                                                      265,083
     11,605       Allstate Corporation                                                    510,504
      1,625       Ambac Financial Group Incorporated                                       94,575
      8,005       American General Corporation                                            371,832
     36,897       American International Group Incorporated                             3,173,142
      2,807       Chubb Corporation                                                       217,346
      2,480       CIGNA Corporation                                                       237,634
      2,570       Cincinnati Financial Corporation                                        101,515
      5,151       Conseco Incorporated                                                     70,311
      3,790       Hartford Financial Services Group                                       259,236
      2,406       Jefferson Pilot Corporation                                             116,258
      4,500       John Hancock Financial Services Incorporated                            181,170
      3,057       Lincoln National Corporation                                            158,200
      3,063       Loews Corporation                                                       197,349
      2,385       MBIA Incorporated                                                       132,797
     12,013       MetLife Incorporated                                                    372,163
      1,647       MGIC Investment Corporation                                             119,638
      1,132       Progressive Corporation                                                 153,035
      2,078       Safeco Corporation                                                       61,301
      3,459       St. Paul Companies Incorporated                                         175,337
      1,980       Torchmark Corporation                                                    79,616
      5,024       UnitedHealth Group Incorporated                                         310,232
      3,836       UnumProvident Corporation                                               123,212
        967       Wellpoint Health Networks Incorporated+                                  91,130
                                                                                     ------------
                                                                                        7,631,289
                  LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE--0.05%
      3,539       Georgia-Pacific Group                                                   119,795
      1,676       Louisiana-Pacific Corporation                                            19,659
                                                                                     ------------
                                                                                          139,454

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--1.46%
      7,203       Agilent Technologies Incorporated+                                 $    234,098
      2,135       Allergan Incorporated                                                   182,543
      3,315       Applera Corporation--Applied Biosystems Group                            88,676
        894       Bausch & Lomb Incorporated                                               32,399
      9,338       Baxter International Incorporated                                       457,562
      4,111       Becton Dickinson & Company                                              147,133
      2,858       Biomet Incorporated                                                     137,355
      6,461       Boston Scientific Corporation+                                          109,837
        771       C R Bard Incorporated                                                    43,908
      2,293       Danaher Corporation                                                     128,408
      4,771       Eastman Kodak Company                                                   222,710
      4,840       Guidant Corporation+                                                    174,240
     20,684       JDS Uniphase Corporation+                                               263,721
      2,864       KLA-Tencor Corporation+                                                 167,458
     19,034       Medtronic Incorporated                                                  875,754
        709       Millipore Corporation                                                    43,944
      1,308       St. Jude Medical Incorporated+                                           78,480
      3,119       Stryker Corporation                                                     171,077
      1,479       Tektronix Incorporated+                                                  40,155
      2,790       Teradyne Incorporated+                                                   92,349
      2,865       Thermo Electron Corporation+                                             63,087
     10,620       Xerox Corporation                                                       101,633
                                                                                     ------------
                                                                                        3,856,527
                  METAL MINING--0.14%
      6,247       Barrick Gold Corporation                                                 94,642
      2,420       Freeport McMoran Copper & Gold Incorporated Class B+                     26,741
      4,304       Homestake Mining Company                                                 33,356
      2,897       Inco Limited+                                                            50,002
      3,092       Newmont Mining Corporation                                               57,542
      1,222       Phelps Dodge Corporation                                                 50,713
      5,262       Placer Dome Incorporated                                                 51,568
                                                                                     ------------
                                                                                          364,564
                  MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                  FUELS--0.03%
      1,560       Vulcan Materials Company                                                 83,850
                  MISCELLANEOUS MANUFACTURING INDUSTRIES--0.69%
      2,720       Hasbro Incorporated                                                      39,304
      6,765       Mattel Incorporated                                                     127,994
     30,454       Tyco International Limited                                            1,659,743
                                                                                     ------------
                                                                                        1,827,041

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  MISCELLANEOUS RETAIL--0.56%
      4,550       Bed Bath & Beyond Incorporated+                                    $    136,500
      7,141       Costco Wholesale Corporation+                                           293,352
      6,137       CVS Corporation                                                         236,888
        589       Longs Drug Stores Corporation                                            12,693
      4,712       Office Depot Incorporated+                                               48,911
      7,160       Staples Incorporated+                                                   114,488
      3,170       Toys "R" Us Incorporated+                                                78,458
     16,126       Walgreen Company                                                        550,703
                                                                                     ------------
                                                                                        1,471,993
                  MOTION PICTURES--0.36%
     32,960       Walt Disney Company                                                     952,214
                  NONDEPOSITORY CREDIT INSTITUTIONS--1.75%
     21,007       American Express Company                                                815,072
      3,140       Capital One Financial Corporation                                       188,400
      1,863       Countrywide Credit Industries Incorporated                               85,474
     10,953       Federal Home Loan Mortgage Corporation                                  766,710
     15,836       Federal National Mortgage Association                                 1,348,435
      7,453       Household International Incorporated                                    497,115
     13,479       MBNA Corporation                                                        444,133
      4,521       Providian Financial Corporation                                         267,643
      2,601       USA Education Incorporated                                              189,873
                                                                                     ------------
                                                                                        4,602,855
                  OIL & GAS EXTRACTION--0.82%
      3,970       Anadarko Petroleum Corporation                                          214,499
      1,886       Apache Corporation                                                       95,715
      3,431       Burlington Resources Incorporated                                       137,068
      2,069       Devon Energy Corporation                                                108,623
     11,829       Enron Corporation                                                       579,621
      1,906       EOG Resources Incorporated                                               67,758
      1,453       Kerr McGee Corporation                                                   96,290
      2,369       Nabors Industries Incorporated+                                          88,127
      2,146       Noble Drilling Corporation+                                              70,282
      1,486       Rowan Companies Incorporated+                                            32,841
      9,013       Schlumberger Limited                                                    474,534
      5,044       Transocean Sedco Forex Incorporated                                     208,065
                                                                                     ------------
                                                                                        2,173,423
                  PAPER & ALLIED PRODUCTS--0.40%
        822       Bemis Company Incorporated                                               33,020
        961       Boise Cascade Corporation                                                33,798
      7,624       International Paper Company                                             272,177
      8,421       Kimberly-Clark Corporation                                              470,734
      1,571       Mead Corporation                                                         42,637
      2,501       Pactiv Corporation+                                                      33,513
        782       Temple-Inland Incorporated                                               41,673
      1,590       Westvaco Corporation                                                     38,621
      1,687       Willamette Industries Incorporated                                       83,507
                                                                                     ------------
                                                                                        1,049,680

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  PERSONAL SERVICES--0.08%
      2,706       Cintas Corporation                                                 $    125,153
      1,417       H&R Block Incorporated                                                   91,467
                                                                                     ------------
                                                                                          216,620
                  PETROLEUM REFINING & RELATED INDUSTRIES--3.54%
      1,397       Amerada Hess Corporation                                                112,878
      1,064       Ashland Incorporated                                                     42,666
     10,092       Chevron Corporation                                                     913,326
      9,921       Conoco Incorporated Class B                                             286,717
     54,593       Exxon Mobil Corporation                                               4,768,699
      4,039       Phillips Petroleum Company                                              230,223
     33,782       Royal Dutch Petroleum--NY Registered Shares                           1,968,477
      1,327       Sunoco Incorporated                                                      48,608
      8,722       Texaco Incorporated                                                     580,885
      2,263       Tosco Corporation                                                        99,685
      3,853       Unocal Corporation                                                      131,580
      4,932       USX-Marathon Group Incorporated                                         145,543
                                                                                     ------------
                                                                                        9,329,287
                  PRIMARY METAL INDUSTRIES--0.36%
      5,035       Alcan Incorporated                                                      211,571
     13,746       Alcoa Incorporated                                                      541,592
      1,251       Allegheny Technologies Incorporated                                      22,631
      2,065       Engelhard Corporation                                                    53,256
      1,243       Nucor Corporation                                                        60,770
      1,435       USX-U.S. Steel Group Incorporated                                        28,915
      1,338       Worthington Industries Incorporated                                      18,197
                                                                                     ------------
                                                                                          936,932
                  PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.94%
      1,045       American Greetings Corporation                                           11,495
      1,348       Dow Jones & Company Incorporated                                         80,489
      4,188       Gannett Company Incorporated                                            275,989
      1,175       Knight-Ridder Incorporated                                               69,678
      3,118       McGraw-Hill Companies Incorporated                                      206,256
        756       Meredith Corporation                                                     27,072
      2,620       New York Times Company Class A                                          110,040
      1,928       R.R. Donnelley & Sons Company                                            57,262
      4,780       Tribune Company                                                         191,248
     27,892       Viacom Incorporated Class B+                                          1,443,411
                                                                                     ------------
                                                                                        2,472,940
                  RAILROAD TRANSPORTATION--0.25%
      6,225       Burlington Northern Santa Fe Corporation                                187,808
      3,468       CSX Corporation                                                         125,680
      6,066       Norfolk Southern Corporation                                            125,566
      3,940       Union Pacific Corporation                                               216,345
                                                                                     ------------
                                                                                          655,399

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  RUBBER & MISCELLANEOUS PLASTICS PRODUCTS--0.14%
      1,194       Cooper Tire and Rubber Company                                     $     16,955
      2,527       Goodyear Tire & Rubber Company                                           70,756
      4,288       Nike Incorporated Class B                                               180,053
        960       Reebok International Limited+                                            30,672
      1,306       Sealed Air Corporation+                                                  48,649
        939       Tupperware Corporation                                                   22,001
                                                                                     ------------
                                                                                          369,086
                  SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES--1.15%
      1,668       Bear Stearns Companies Incorporated                                      98,362
     21,960       Charles Schwab Corporation                                              335,988
      4,153       Franklin Resources Incorporated                                         190,083
      3,996       Lehman Brothers Holding Incorporated                                    310,689
     13,030       Merrill Lynch & Company Incorporated                                    772,028
     17,707       Morgan Stanley Dean Witter & Company                                  1,137,321
      3,569       Stilwell Financial Incorporated                                         119,776
      1,964       T. Rowe Price Group Incorporated                                         73,434
                                                                                     ------------
                                                                                        3,037,681
                  STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.09%
     14,545       Corning Incorporated                                                    243,047
                  TOBACCO PRODUCTS--0.70%
     34,891       Philip Morris Companies Incorporated                                  1,770,718
      2,630       UST Incorporated                                                         75,902
                                                                                     ------------
                                                                                        1,846,620
                  TRANSPORTATION BY AIR--0.16%
      2,415       AMR Corporation+                                                         87,254
      1,906       Delta Airlines Incorporated                                              84,016
     11,996       Southwest Airlines Company                                              221,806
      1,036       US Airways Group Incorporated+                                           25,175
                                                                                     ------------
                                                                                          418,251
                  TRANSPORTATION EQUIPMENT--1.44%
     13,550       Boeing Company                                                          753,380
      1,450       Brunswick Corporation                                                    34,844
      2,392       Dana Corporation                                                         55,829
      8,931       Delphi Automotive Systems Corporation                                   142,271
     29,157       Ford Motor Company                                                      715,804
      3,180       General Dynamics Corporation                                            247,436
      8,621       General Motors Corporation                                              554,761
      1,675       Goodrich (B.F.) Corporation                                              63,617
      4,794       Harley-Davidson Incorporated                                            225,702
     12,590       Honeywell International Incorporated                                    440,524
      1,369       ITT Industries Incorporated                                              60,578
        926       Navistar International Corporation+                                      26,048
      1,293       Northrop Grumman Corporation                                            103,569
      1,190       PACCAR Incorporated                                                      61,190
      2,875       Rockwell International Corporation                                      109,595
      2,222       Textron Incorporated                                                    122,299
      2,005       TRW Incorporated                                                         82,205
                                                                                     ------------
                                                                                        3,799,652

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                  VALUE
                  TRANSPORTATION SERVICES--0.11%
      4,705       Fedex Corporation+                                                 $    189,141
      2,007       Sabre Holdings Corporation+                                             100,350
                                                                                     ------------
                                                                                          289,491
                  WATER TRANSPORTATION--0.11%
      9,265       Carnival Corporation                                                    284,436
                  WHOLESALE TRADE--DURABLE GOODS--0.98%
      2,789       Genuine Parts Company                                                    87,854
      1,457       Grainger (W.W.) Incorporated                                             59,970
     47,810       Johnson & Johnson                                                     2,390,500
        442       Potlatch Corporation                                                     15,209
      2,054       Visteon Corporation                                                      37,753
                                                                                     ------------
                                                                                        2,591,286
                  WHOLESALE TRADE--NONDURABLE GOODS--0.74%
      1,062       Brown-Forman Corporation                                                 67,904
      6,888       Cardinal Health Incorporated                                            475,272
      4,498       McKesson HBOC Incorporated                                              166,966
      7,985       Safeway Incorporated+                                                   383,280
      2,164       Supervalu Incorporated                                                   37,978
     10,692       Sysco Corporation                                                       290,288
      9,038       Unilever N.V. ADR                                                       538,393
                                                                                     ------------
                                                                                        1,960,081
                  TOTAL COMMON STOCK
                  (Cost $182,742,917)                                                 174,202,500

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 U.S. TREASURY OBLIGATIONS--33.53%
                 U.S. TREASURY BILLS--2.94%
$1,484,000       U.S. Treasury Bills                                             3.72%@       07/12/01       $  1,482,648
 1,546,000       U.S. Treasury Bills                                            3.56@         07/26/01          1,542,579
 4,351,000       U.S. Treasury Bills                                            3.47@         08/16/01          4,332,021
   400,000       U.S. Treasury Bills#                                           3.64@         09/27/01            396,559
                                                                                                             ------------
                                                                                                                7,753,807
                 U.S. TREASURY BONDS--30.59%
 1,670,000       U.S. Treasury Bonds                                             8.13         08/15/21          2,101,264
 7,716,000       U.S. Treasury Bonds                                             8.00         11/15/21          9,609,437
 7,310,000       U.S. Treasury Bonds                                             7.25         08/15/22          8,475,843
 1,510,000       U.S. Treasury Bonds                                             7.63         11/15/22          1,821,137
 3,200,000       U.S. Treasury Bonds                                             7.13         02/15/23          3,668,384
 7,590,000       U.S. Treasury Bonds                                             6.25         08/15/23          7,899,680
 1,870,000       U.S. Treasury Bonds                                             7.50         11/15/24          2,245,073
 2,420,000       U.S. Treasury Bonds                                             7.63         02/15/25          2,945,571
 2,320,000       U.S. Treasury Bonds                                             6.88         08/15/25          2,605,406
 2,926,000       U.S. Treasury Bonds                                             6.00         02/15/26          2,959,228
 3,010,000       U.S. Treasury Bonds                                             6.75         08/15/26          3,339,454
 2,770,000       U.S. Treasury Bonds                                             6.50         11/15/26          2,985,614
 3,700,000       U.S. Treasury Bonds                                             6.63         02/15/27          4,053,135
 1,960,000       U.S. Treasury Bonds                                             6.38         08/15/27          2,083,241
 6,067,000       U.S. Treasury Bonds                                             6.13         11/15/27          6,250,982
 1,630,000       U.S. Treasury Bonds                                             5.50         08/15/28          1,545,538
 2,380,000       U.S. Treasury Bonds                                             5.25         11/15/28          2,176,113
 1,040,000       U.S. Treasury Bonds                                             5.25         02/15/29            952,047
   520,000       U.S. Treasury Bonds                                             6.13         08/15/29            539,293
 4,200,000       U.S. Treasury Bonds                                             6.25         05/15/30          4,453,970
 8,363,000       U.S. Treasury Bonds                                             5.38         02/15/31          7,927,865
                                                                                                             ------------
                                                                                                               80,638,275

                 TOTAL U.S. TREASURY OBLIGATIONS                                                               88,392,082
                 (Cost $86,048,969)

                  TOTAL INVESTMENTS IN SECURITIES
                  (Cost $268,791,886)**                     99.60%                                             $ 262,594,582
                  Other Assets and Liabilities, Net          0.40                                                  1,061,414
                                                            -----                                               ------------
                  TOTAL NET ASSETS                         100.00%                                             $ 263,655,996
                                                            -----                                               ------------
                                                            -----                                               ------------

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Security of an affiliate of the Fund with a cost of $1,094,508.
 # Security pledge as collateral for futures transactions (See Note 2).
 @ Yield to Maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

                 Gross Unrealized Appreciation        $ 26,711,775
                 Gross Unrealized Depreciation         (32,909,079)
                                                      ------------
                 NET UNREALIZED DEPRECIATION          $ (6,197,304)
                                                      ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 CORPORATE BONDS & NOTES--83.74%
                 AMUSEMENT & RECREATION SERVICES--0.79%
$  250,000       Hollywood Park Incorporated                                      9.25%       02/15/07       $    230,000
   220,000       Intrawest Corporation                                           10.50        02/01/10            228,800
   115,000       Park Place Entertainment                                         9.38        02/15/07            120,894
                                                                                                             ------------
                                                                                                                  579,694
                 BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS--0.61%
    90,000       D.R. Horton Incorporated                                        10.00        04/15/06             92,250
   350,000       KB Home                                                          9.50        02/15/11            351,750
                                                                                                             ------------
                                                                                                                  444,000
                 BUSINESS SERVICES--1.98%
   500,000       First Data Corporation                                           6.38        12/15/07            503,592
   145,000       Key Energy Services Incorporated++                               8.38        03/01/08            146,450
   700,000       Oracle Corporation                                               6.72        02/15/04            710,098
    95,000       SESI LLC++                                                       8.88        05/15/11             95,238
                                                                                                             ------------
                                                                                                                1,455,378
                 CHEMICALS & ALLIED PRODUCTS--6.08%
   460,000       American Home Products Corporation                               7.25        03/01/23            444,901
   190,000       Dow Chemical Company                                             6.13        02/01/11            183,427
   215,000       Dow Chemical Company                                             7.38        11/01/29            219,489
   310,000       E.I. Dupont de Nemours                                           6.88        10/15/09            319,741
   185,000       Georgia Gulf Corporation                                        10.38        11/01/07            188,700
   375,000       ICN Pharmaceuticals Incorporated                                 9.25        08/15/05            386,250
   325,000       IMC Global Incorporated++                                       11.25        06/01/11            323,375
   100,000       Macdermid Incorporated++                                         9.13        07/15/11            100,500
 1,250,000       Merck & Company Incorporated                                     6.40        03/01/28          1,197,230
    95,000       Omnicare Incorporated++                                          8.13        03/15/11             95,950
 1,000,000       Pfizer Incorporated                                              5.63        02/01/06          1,002,899
                                                                                                             ------------
                                                                                                                4,462,462

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 COMMUNICATIONS--10.00%
$  210,000       Adelphia Communications                                         10.50%       07/15/04       $    211,838
   220,000       American Tower Corporation++                                     9.38        02/01/09            205,150
   325,000       British Telecommunications PLC                                   7.63        12/15/05            341,036
   100,000       Charter Communications Holdings LLC                              8.63        04/01/09             95,000
   700,000       Clear Channel Communications Incorporated                        7.65        09/15/10            721,697
   450,000       Clear Channel Communications Incorporated                        7.25        10/15/27            424,681
   700,000       Comcast Cable Communication                                      6.20        11/15/08            675,326
   120,000       Crown Castle International Corporation                          10.75        08/01/11            116,100
   500,000       CSC Holdings Incorporated                                        9.25        11/01/05            517,500
   200,000       CSC Holdings Incorporated                                        9.88        05/15/06            209,000
   310,000       Global Crossing Holdings Limited                                 9.63        05/15/08            244,900
   500,000       LCI International Incorporated (Qwest)                           7.25        06/15/07            513,988
   180,000       McLeodUSA Incorporated                                           9.25        07/15/07            104,400
   350,000       Mediacom LLC++                                                   9.50        01/15/13            336,000
   270,000       Nextel Communications                                            9.38        11/15/09            213,975
   250,000       Rogers Cantel Incorporated                                       8.80        10/01/07            233,750
   275,000       Sprint Capital Corporation                                       6.13        11/15/08            254,406
   600,000       Tele-Communications Incorporated                                 9.80        02/01/12            708,605
   405,000       TELUS Corporation                                                7.50        06/01/07            413,399
   300,000       Time Warner Incorporated                                         7.97        08/15/04            318,697
    65,000       Voicestream Wireless Corporation                                10.38        11/15/09             74,100
   190,000       WorldCom Incorporated                                            6.50        05/15/04            190,351
   215,000       WorldCom Incorporated                                            8.25        05/15/31            210,885
                                                                                                             ------------
                                                                                                                7,334,784
                 DEPOSITORY INSTITUTIONS--8.35%
   500,000       Bank United                                                      8.00        03/15/09            525,590
   500,000       BankBoston Corporation                                           6.88        07/15/03            516,316
   500,000       Bankers Trust New York Company                                   7.38        05/01/08            522,370
 1,000,000       Chase Manhattan Corporation                                      7.00        11/15/09          1,020,797
 1,000,000       HSBC USA                                                         6.63        03/01/09            988,842
   800,000       NationsBank Corporation                                          7.80        09/15/16            836,454
   500,000       PNC Bank Corporation                                             6.50        05/01/08            491,724
   700,000       Popular North American                                           6.63        01/15/04            709,238
   500,000       Society Corporation                                              8.13        06/15/02            516,248
                                                                                                             ------------
                                                                                                                6,127,579
                 EATING & DRINKING PLACES--0.45%
   325,000       Tricon Global Restaurant                                         8.88        04/15/11            333,125

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 ELECTRIC GAS & SANITARY SERVICES--3.80%
$  230,000       AES Corporation                                                  8.88%       02/15/11       $    224,825
   110,000       Allied Waste North America                                       7.88        01/01/09            107,525
   355,000       American Electric Power Company                                  6.13        05/15/06            350,410
   360,000       BRL Universal Equipment++                                        8.88        02/15/08            367,200
   370,000       Calpine Corporation                                              8.63        08/15/10            358,063
   325,000       El Paso Energy Partners++                                        8.50        06/01/11            325,000
   355,000       Progress Energy Incorporated                                     7.10        03/01/11            359,533
   700,000       Republic Services Incorporated                                   7.13        05/15/09            693,406
                                                                                                             ------------
                                                                                                                2,785,962
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--3.15%
    60,000       Amkor Technology Incorporated++                                  9.25        02/15/08             56,400
   245,000       Fairchild Semiconductor                                         10.50        02/01/09            238,875
   185,000       General Electric Capital Corporation                             7.88        12/01/06            202,589
 1,592,000       General Electric Capital Corporation                             8.63        06/15/08          1,785,692
    65,000       Williams Communications Group Incorporated                      11.70        08/01/08             26,975
                                                                                                             ------------
                                                                                                                2,310,531
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--0.76%
   500,000       Lockheed Martin Corporation                                      8.50        12/01/29            554,475
                 FOOD & KINDRED PRODUCTS--2.34%
 1,142,000       Anheuser Busch Companies                                         9.00        12/01/09          1,343,799
   365,000       Canandaigua Brands                                               8.63        08/01/06            369,563
                                                                                                             ------------
                                                                                                                1,713,362
                 FOOD STORES--1.34%
   270,000       Marsh Supermarket Incorporated                                   8.88        08/01/07            264,600
   410,000       Safeway Incorporated                                             6.50        03/01/11            399,696
   315,000       Winn-Dixie Stores Incorporated                                   8.88        04/01/08            318,938
                                                                                                             ------------
                                                                                                                  983,234
                 FORESTRY--0.34%
   245,000       Tembec Industries Incorporated                                   8.63        06/30/09            249,900
                 GENERAL MERCHANDISE STORES--1.27%
   900,000       Wal-Mart Stores Incorporated                                     6.88        08/10/09            933,798
                 HEALTH SERVICES--0.37%
   205,000       HCA Incorporated                                                 8.75        09/01/10            217,565
    55,000       Tenet Healthcare Corporation                                     8.13        12/01/08             56,444
                                                                                                             ------------
                                                                                                                  274,009
                 HOLDING & OTHER INVESTMENT OFFICES--2.07%
   750,000       ERP Operating Limited Partnership                                7.95        04/15/02            766,469
   750,000       Spieker Properties Limited Partnership                           7.25        05/01/09            750,531
                                                                                                             ------------
                                                                                                                1,517,000

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 HOTELS, LODGING--0.04%
$   30,000       Felcor Lodging                                                   9.50%       09/15/08       $     30,150
                 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES--0.68%
   125,000       Host Marriot Limited Partnership                                 9.25        10/01/07            125,625
   375,000       Station Casinos Incorporated                                     8.88        12/01/08            375,000
                                                                                                             ------------
                                                                                                                  500,625
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--2.89%
   130,000       AES Drax Energy Limited++                                       11.50        08/30/10            141,050
   195,000       Agco Corporation++                                               9.50        05/01/08            188,175
 1,050,000       Dell Computer Corporation                                        7.10        04/15/28            939,728
   825,000       Hewlett-Packard Company                                          7.15        06/15/05            853,397
                                                                                                             ------------
                                                                                                                2,122,350
                 INSURANCE CARRIERS--2.29%
   405,000       Aetna Incorporated                                               7.38        03/01/06            399,976
 1,075,000       AMBAC Incorporated                                               9.38        08/01/11          1,278,847
                                                                                                             ------------
                                                                                                                1,678,823
                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--0.27%
   205,000       Raytheon Company                                                 6.75        08/15/07            199,876
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.27%
   200,000       Steinway Musical Instruments++                                   8.75        04/15/11            201,000
                 MISCELLANEOUS RETAIL--0.66%
   500,000       Staples Incorporated                                             7.13        08/15/07            486,502
                 NONDEPOSITORY CREDIT INSTITUTIONS--8.02%
   600,000       CIT Group Incorporated                                           7.63        08/16/05            635,669
 1,350,000       Countrywide Credit Industries Incorporated                       6.25        04/15/09          1,309,865
 1,400,000       Ford Motor Credit Company                                        7.38        02/01/11          1,413,544
   405,000       Heller Financial Incorporated                                    6.38        03/15/06            408,061
 1,200,000       Household Finance Corporation                                    8.00        07/15/10          1,285,153
   410,000       Qwest Capital Funding                                            7.90        08/15/10            423,571
   410,000       Washington Mutual Finance                                        6.25        05/15/06            411,374
                                                                                                             ------------
                                                                                                                5,887,237
                 OIL & GAS EXTRACTION--2.63%
   700,000       Canadian Occidental Petroleum                                    7.13        02/04/04            721,167
   350,000       Chesapeake Energy Corporation++                                  8.13        04/01/11            327,250
   400,000       Enron Corporation                                                6.63        11/15/05            404,273
   100,000       Ocean Energy Incorporated                                        8.88        07/15/07            104,250
   100,000       Pioneer Natural Resource Company                                 9.63        04/01/10            109,580
   150,000       Snyder Oil Corporation                                           8.75        06/15/07            159,000
   100,000       Vintage Petroleum Incorporated                                   9.00        12/15/05            103,000
                                                                                                             ------------
                                                                                                                1,928,520

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 PAPER & ALLIED PRODUCTS--0.66%
$  305,000       Georgia Pacific Corporation                                      7.50%       05/15/06       $    306,566
    50,000       Potlatch Corporation++                                          10.00        07/15/11             50,250
   125,000       Tembec Finance Corporation                                       9.88        09/30/05            129,063
                                                                                                             ------------
                                                                                                                  485,879
                 PETROLEUM REFINING & RELATED INDUSTRIES--3.84%
 1,430,000       Amoco Company                                                    6.50        08/01/07          1,458,636
   715,000       Atlantic Richfield Company                                       5.90        04/15/09            701,837
   500,000       Coastal Corporation                                              6.95        06/01/28            446,819
   200,000       Tosco Corporation                                                7.80        01/01/27            210,988
                                                                                                             ------------
                                                                                                                2,818,280
                 PRIMARY METAL INDUSTRIES--0.42%
    45,000       AK Steel Corporation                                             9.13        12/15/06             46,125
   255,000       Century Aluminum Company++                                      11.75        04/15/08            265,200
                                                                                                             ------------
                                                                                                                  311,325
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--2.14%
   105,000       American Greetings Corporation++                                11.75        07/15/08            101,850
   280,000       Garden State Newspapers                                          8.75        10/01/09            268,800
    40,000       Hollinger International Publishing                               9.25        03/15/07             40,200
   255,000       News America Holdings                                            8.88        04/26/23            268,650
    50,000       Primedia Incorporated++                                          8.88        05/15/11             46,250
   800,000       Viacom Incorporated++                                            7.88        07/30/30            842,726
                                                                                                             ------------
                                                                                                                1,568,476
                 RAILROAD TRANSPORTATION--0.47%
   325,000       Kansas City Southern++                                           9.50        10/01/08            343,688
                 REAL ESTATE--0.92%
   650,000       EOP Operating Limited Partnership                                7.75        11/15/07            676,993
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--6.66%
 1,400,000       Citigroup Incorporated                                           7.25        10/01/10          1,456,305
 1,000,000       Goldman Sachs Group Incorporated                                 6.65        05/15/09            993,578
   400,000       J P Morgan & Company Incorporated                                7.63        09/15/04            424,848
   520,000       Lehman Brothers Holding Incorporated                             7.75        01/15/05            547,066
   800,000       Merrill Lynch & Company Incorporated                             6.88        11/15/18            784,131
   635,000       Morgan Stanley Dean Witter & Company                             8.00        06/15/10            682,485
                                                                                                             ------------
                                                                                                                4,888,413
                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.21%
   190,000       Owens-Illnois Incorporated                                       7.85        05/15/04            152,000
                 TRANSPORTATION BY AIR--1.73%
 1,310,315       Continental Airlines                                             6.55        02/02/19          1,265,764

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 TRANSPORTATION EQUIPMENT--3.97%
$  410,000       Boeing Capital Corporation                                       6.10%       03/01/11       $    399,590
 1,350,000       General Motors Acceptance Corporation                            7.75        01/19/10          1,408,659
   800,000       Honeywell International Incorporated                             7.50        03/01/10            849,873
   255,000       Sequa Corporation++                                              8.88        04/01/08            252,450
                                                                                                             ------------
                                                                                                                2,910,572
                 TRANSPORTATION SERVICES--0.07%
    50,000       Teekay Shipping Corporation++                                    8.88        07/15/11             50,500
                 WHOLESALE TRADE-DURABLE GOODS--1.20%
   325,000       Briggs & Stratton Corporation++                                  8.88        03/15/11            328,250
   180,000       Owens & Minor Incorporated++                                     8.50        07/15/11            181,350
   375,000       Russel Metals Incorporated                                      10.00        06/01/09            373,125
                                                                                                             ------------
                                                                                                                  882,725
                 TOTAL CORPORATE BONDS & NOTES
                 (Cost $60,115,784)                                                                            61,448,991
                 FOREIGN BONDS--2.39% (a)
   210,000       Air Canada                                                      10.25        03/15/11            158,229
    35,000       Colt Telecom (Euro)                                              7.63        12/15/09             23,111
    55,000       Energis plc (British Pound)                                      9.13        03/15/10             68,650
    70,000       Exodus Communications Incorporated (Euro)                       11.38        07/15/08             19,556
   220,000       Flextronics International Limited (Euro)                         9.75        07/01/10            185,314
   170,000       Huntsman International (Euro)                                   10.13        07/01/09            142,482
    70,000       KPN Qwest BV (Euro)                                              7.13        06/01/09             32,297
    70,000       NTL Communications Corporation (Euro)                            9.88        11/15/09             36,148
 1,000,000       Providence of Manitoba                                           7.50        02/22/10          1,088,492
                 TOTAL FOREIGN BONDS
                 (Cost $1,892,877)                                                                              1,754,279
                 REPURCHASE AGREEMENTS--1.04%
   278,000       Goldman Sachs & Company Pooled Repurchase Agreement --102%
                 Collateralized by U.S. Government Securities                     3.95        07/02/01            278,000
   487,000       Morgan Stanley & Company Incorporated Pooled Repurchase
                 Agreement --102% Collateralized by US Government Securities      4.00        07/02/01            487,000
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $765,000)                                                                                  765,000

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 U.S. GOVERNMENT AGENCY SECURITIES--4.35%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION--0.20%
$  150,000       FHLMC                                                            5.63%       03/15/11       $    144,013
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.05%
   590,000       FNMA                                                             7.13        01/15/30            630,688
   420,860       FNMA #449466                                                     6.50        11/01/28            414,416
   413,283       FNMA #454390                                                     6.00        12/01/28            397,140
   828,509       FNMA #455607                                                     6.00        12/01/28            796,148
                                                                                                             ------------
                                                                                                                2,238,392
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.19%
   137,215       GNMA #445071                                                     7.50        01/15/27            140,859
                 TENNESSEE VALLEY AUTHORITY--0.91%
   655,000       TVA                                                              6.75        11/01/25            668,176
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                 (Cost $3,177,073)                                                                              3,191,440
                 U.S. TREASURY BONDS--6.87%
   200,000       U.S. Treasury Bonds                                              5.75        11/15/05            205,962
   375,000       U.S. Treasury Bonds                                              6.50        02/15/10            402,861
     9,000       U.S. Treasury Bonds                                             10.38        11/15/12             11,396
    28,000       U.S. Treasury Bonds                                              7.25        05/15/16             31,861
    29,000       U.S. Treasury Bonds                                              8.13        08/15/19             36,101
   450,000       U.S. Treasury Bonds                                              8.13        08/15/21            566,209
     7,000       U.S. Treasury Bonds                                              8.00        11/15/21              8,718
    36,000       U.S. Treasury Bonds                                              6.25        08/15/23             37,469
   860,000       U.S. Treasury Bonds                                              6.13        08/15/29            891,908
 3,000,000       U.S. Treasury Bonds                                              5.38        02/15/31          2,843,907
                                                                                                             ------------
                 TOTAL U.S. TREASURY BONDS
                 (Cost $4,994,017)                                                                              5,036,392

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $70,944,751)*                        98.39%                                               $ 72,196,102
                 Other Assets and Liabilities, Net           1.61                                                   1,178,432
                                                            -----                                                  ----------
                 TOTAL NET ASSETS                          100.00%                                               $ 73,374,534
                                                           ------                                                 -----------
                                                           ------                                                 -----------

--------------------------------------------------------------------------------
(a) Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
 ++ Represents securities sold within terms of private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. These securities may only be sold to other qualified institutional buyers and are considered liquid by the Adviser pursuant to guidelines established by the Board of Trustees.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 1,977,337
                  Gross Unrealized Depreciation             (725,986)
                                                         -----------
                  NET UNREALIZED APPRECIATION            $ 1,251,351
                                                         ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--JUNE 30, 2001 (UNAUDITED)

SHARES           SECURITY NAME                                                         VALUE
                 COMMON STOCK--95.27%
                 BUSINESS SERVICES--2.69%
   103,200       IMS Health Incorporated                                            $  2,941,200
                 CHEMICALS & ALLIED PRODUCTS--12.54%
    55,600       American Home Products Corporation                                    3,249,264
    45,090       Du Pont (E.I.) de Nemours & Company                                   2,175,142
    35,360       Merck & Company Incorporated                                          2,259,858
    68,440       Pfizer Incorporated                                                   2,741,022
    35,650       Procter & Gamble Company                                              2,274,470
    31,394       Rohm & Haas Company                                                   1,032,862
                                                                                    ------------
                                                                                      13,732,618
                 COMMUNICATIONS--3.73%
    79,397       AT&T Corporation                                                      1,746,734
    43,749       Verizon Communications Incorporated                                   2,340,571
                                                                                    ------------
                                                                                       4,087,305
                 DEPOSITORY INSTITUTIONS--4.40%
    75,720       J P Morgan Chase & Company                                            3,377,112
    63,250       US Bancorp                                                            1,441,467
                                                                                    ------------
                                                                                       4,818,579
                 EATING & DRINKING PLACES--1.32%
    53,450       McDonald's Corporation                                                1,446,357
                 ELECTRIC, GAS & SANITARY SERVICES--4.66%
    31,830       Public Service Enterprise Group Incorporated                          1,556,487
    73,603       TXU Corporation                                                       3,546,929
                                                                                    ------------
                                                                                       5,103,416
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--6.25%
    46,170       Emerson Electric Company                                              2,793,285
    57,480       General Electric Company                                              2,802,150
    74,660       Lucent Technologies Incorporated                                        462,892
    47,000       Motorola Incorporated                                                   778,320
                                                                                    ------------
                                                                                       6,836,647
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--2.02%
    65,870       Moody's Corporation                                                   2,206,645
                 FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--3.14%
    89,670       Fortune Brands Incorporated                                           3,439,741
                 FOOD & KINDRED PRODUCTS--5.66%
   102,440       PepsiCo Incorporated                                                  4,527,848
    88,200       Sara Lee Corporation                                                  1,670,508
                                                                                    ------------
                                                                                       6,198,356

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--JUNE 30, 2001 (UNAUDITED)

SHARES           SECURITY NAME                                                         VALUE
                 GENERAL MERCHANDISE STORES--6.16%
    72,957       May Department Stores Company                                      $  2,499,507
    33,080       Sears Roebuck & Company                                               1,399,615
    82,140       Target Corporation                                                    2,842,044
                                                                                    ------------
                                                                                       6,741,166
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--9.49%
    76,900       Hewlett-Packard Company                                               2,199,340
    35,000       IBM Corporation                                                       3,955,000
    26,332       Minnesota Mining and Manufacturing Company                            3,004,481
    16,742       United Technologies Corporation                                       1,226,519
                                                                                    ------------
                                                                                      10,385,340
                 INSURANCE CARRIERS--9.84%
    57,093       Aegon NV--American Registered Shares                                  1,621,441
    86,940       American General Corporation                                          4,038,363
   100,840       St. Paul Companies Incorporated                                       5,111,580
                                                                                    ------------
                                                                                      10,771,384
                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--1.61%
    15,618       Agilent Technologies Incorporated+                                      507,585
    26,835       Eastman Kodak Company                                                 1,252,658
                                                                                    ------------
                                                                                       1,760,243
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--3.08%
    61,768       Tyco International Limited                                            3,366,356
                 MOTION PICTURES--0.92%
    35,000       Walt Disney Company                                                   1,011,150
                 NONDEPOSITORY CREDIT INSTITUTIONS--1.88%
    53,070       American Express Company                                              2,059,116
                 OIL & GAS EXTRACTION--1.36%
    28,310       Schlumberger Limited                                                  1,490,521
                 PETROLEUM REFINING & RELATED INDUSTRIES--7.75%
    39,459       BP Amoco PLC ADR                                                      1,967,031
    19,625       Chevron Corporation                                                   1,776,063
    41,157       Exxon Mobil Corporation                                               3,595,064
    19,760       Royal Dutch Petroleum Company--NY Registered Shares                   1,151,415
                                                                                    ------------
                                                                                       8,489,573

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--JUNE 30, 2001 (UNAUDITED)

SHARES           SECURITY NAME                                                         VALUE
                 TOBACCO PRODUCTS--2.75%
    59,220       Philip Morris Companies Incorporated                               $  3,005,415
                 TRANSPORTATION EQUIPMENT--1.62%
    50,783       Honeywell International Incorporated                                  1,776,897
                 WHOLESALE TRADE--DURABLE GOODS--2.40%
    52,620       Johnson & Johnson                                                     2,631,000
                 TOTAL COMMON STOCK
                 (Cost $94,165,517)                                                  104,299,025

                                                                              INTEREST       MATURITY
PRINCIPAL                                                                       RATE           DATE
                 REPURCHASE AGREEMENTS--4.85%
$5,310,998       Bear Stearns & Company Tri-Party Mortgage
                 Repurchase Agreement--102% Collateralized by US
                 Government Securities (Cost $5,310,998)                         4.11%       07/02/01          5,310,998

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $99,476,515)*                                100.12%  $109,610,023
                 Other Assets and Liabilities, Net                   (0.12)      (128,382)
                                                                     -----    -----------
                 TOTAL NET ASSETS                                   100.00%  $109,481,641
                                                                    ------   ------------
                                                                    ------   ------------

-----------------------------------------------------------------------------------------

 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
                 Gross Unrealized Appreciation                 $19,611,299
                 Gross Unrealized Depreciation                  (9,477,791)
                                                               -----------
                 NET UNREALIZED APPRECIATION                   $10,133,508
                                                               ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--JUNE 30, 2001 (UNAUDITED)

SHARES          SECURITY NAME                                                         VALUE
                COMMON STOCK--96.93%
                BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                DEALERS--0.57%
   3,350        Lowe's Companies Incorporated                                      $   243,042
                BUSINESS SERVICES--0.66%
   4,550        Electronic Data Systems Corporation                                    284,375
                CHEMICALS & ALLIED PRODUCTS--6.13%
   5,800        Abbott Laboratories                                                    278,457
  11,750        Air Products and Chemicals Incorporated                                537,562
   4,150        Bristol-Myers Squibb Company                                           217,045
   8,450        Dow Chemical Company                                                   280,962
   4,900        Merck & Company Incorporated                                           313,158
   9,350        Teva Pharmaceutical Industries Limited ADR                             582,505
   6,750        Watson Pharmaceuticals Incorporated+                                   416,070
                                                                                   -----------
                                                                                     2,625,759
                COMMUNICATIONS--10.68%
  28,150        AT&T Corporation                                                       619,300
  15,100        BellSouth Corporation                                                  608,076
   6,000        Clear Channel Communications Incorporated+                             376,200
  15,350        Comcast Corporation Class A+                                           666,190
  23,962        SBC Communications Incorporated                                        959,918
  25,110        Verizon Communications Incorporated                                  1,343,385
                                                                                   -----------
                                                                                     4,573,069
                DEPOSITORY INSTITUTIONS--15.52%
  12,700        Bank of America Corporation                                            762,381
   4,700        Bank of New York Company Incorporated                                  225,600
  57,241        Citigroup Incorporated                                               3,024,615
   4,675        Fifth Third Bancorp                                                    280,734
   9,950        First Tennessee National Corporation                                   345,365
  12,050        FleetBoston Financial Corporation                                      475,373
  10,000        JP Morgan Chase & Company                                              446,000
  12,700        Mellon Financial Corporation                                           584,200
   3,150        PNC Financial Services Group                                           207,239
  13,000        US Bancorp                                                             296,270
                                                                                   -----------
                                                                                     6,647,777
                ELECTRIC, GAS & SANITARY SERVICES--7.71%
   5,350        Calpine Corporation+                                                   202,230
  10,150        Constellation Energy Group Incorporated                                432,390
  16,100        Duke Energy Corporation                                                628,061
  10,923        El Paso Corporation                                                    573,894
  18,357        Mirant Corporation+                                                    631,481
  14,750        Utilicorp United Incorporated                                          452,973
  11,600        Williams Companies Incorporated                                        382,220
                                                                                   -----------
                                                                                     3,303,249

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--JUNE 30, 2001 (UNAUDITED)

SHARES          SECURITY NAME                                                         VALUE
                ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT--3.40%
   5,100        Analog Devices Incorporated+                                       $   220,575
  17,250        Cypress Semiconductor Corporation+                                     411,413
  11,600        General Electric Company                                               565,500
   8,650        Molex Incorporated Class A                                             257,943
                                                                                   -----------
                                                                                     1,455,431
                FOOD & KINDRED PRODUCTS--2.01%
  15,500        Anheuser-Busch Companies Incorporated                                  638,600
   5,050        PepsiCo Incorporated                                                   223,210
                                                                                   -----------
                                                                                       861,810
                FOOD STORES--1.28%
  21,900        Kroger Company+                                                        547,500
                GENERAL MERCHANDISE STORES--1.36%
  12,600        Family Dollar Stores Incorporated                                      322,938
   7,500        Target Corporation                                                     259,500
                                                                                   -----------
                                                                                       582,438
                INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT--2.76%
  10,450        IBM Corporation                                                      1,180,850
                INSURANCE AGENTS, BROKERS & SERVICE--0.75%
   3,175        Marsh & McLennan Companies Incorporated                                320,675
                INSURANCE CARRIERS--6.89%
  17,218        American International Group Incorporated                            1,480,748
   5,900        CIGNA Corporation                                                      565,338
  13,250        Hartford Financial Services Group                                      906,300
                                                                                   -----------
                                                                                     2,952,386
                LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER
                TRANSPORTATION--1.66%
  17,550        Canadian National Railway Company                                      710,775
                MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--0.98%
   6,650        Agilent Technologies Incorporated+                                     216,125
   4,100        Baxter International Incorporated                                      200,900
                                                                                   -----------
                                                                                       417,025
                MISCELLANEOUS MANUFACTURING INDUSTRIES--2.93%
  23,050        Tyco International Limited                                           1,256,225
                MISCELLANEOUS RETAIL--0.91%
  10,050        CVS Corporation                                                        387,930
                MOTION PICTURES--0.53%
   7,900        Walt Disney Company                                                    228,231

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--JUNE 30, 2001 (UNAUDITED)

SHARES          SECURITY NAME                                                         VALUE
                NONDEPOSITORY CREDIT INSTITUTIONS--7.47%
   8,000        Capital One Financial Corporation                                  $   480,000
  16,100        Federal Home Loan Mortgage Corporation                               1,127,000
  11,500        Household International Incorporated                                   767,050
  11,300        USA Education Incorporated                                             824,900
                                                                                   -----------
                                                                                     3,198,950
                OIL & GAS EXTRACTION--2.10%
   7,450        Anadarko Petroleum Corporation                                         402,524
   4,750        Apache Corporation                                                     241,063
  10,850        ENSCO International Incorporated                                       253,890
                                                                                   -----------
                                                                                       897,477
                PAPER & ALLIED PRODUCTS--0.93%
   7,100        Kimberly-Clark Corporation                                             396,890
                PETROLEUM REFINING & RELATED INDUSTRIES--5.79%
   5,050        Chevron Corporation                                                    457,025
  23,177        Exxon Mobil Corporation                                              2,024,511
                                                                                   -----------
                                                                                     2,481,536
                PRIMARY METAL INDUSTRIES--1.31%
  14,250        Alcoa Incorporated                                                     561,450
                PRINTING, PUBLISHING & ALLIED INDUSTRIES--1.74%
  14,050        Viacom Incorporated Class A+                                           745,212
                SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES--4.61%
  12,900        Lehman Brothers Holding Incorporated                                 1,002,975
  15,150        Morgan Stanley Dean Witter & Company                                   973,085
                                                                                   -----------
                                                                                     1,976,060
                TOBACCO PRODUCTS--2.77%
  23,400        Philip Morris Companies Incorporated                                 1,187,550
                TRANSPORTATION EQUIPMENT--2.43%
   5,100        Boeing Company                                                         283,560
  10,900        Ford Motor Company                                                     267,595
   6,300        General Dynamics Corporation                                           490,203
                                                                                   -----------
                                                                                     1,041,358
                WHOLESALE TRADE-DURABLE GOODS--1.05%
   9,000        Johnson & Johnson                                                      450,000
                TOTAL COMMON STOCK
                (Cost $40,483,212)                                                  41,515,030

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--JUNE 30, 2001 (UNAUDITED)

                                                                                INTEREST       MATURITY
PRINCIPAL                     SECURITY NAME                                       RATE           DATE            VALUE
                REPURCHASE AGREEMENTS--1.73%
$331,000        Goldman Sachs & Company Mutual Fund
                Government Repurchase Agreement-- 102%
                Collateralized by U.S. Government
                Securities                                                         3.95%       07/02/01       $   331,000
 410,000        Morgan Stanley Mutual Fund Government
                Repurchase Agreement-- 102% Collateralized
                By U.S. Government Securities                                      4.00%       07/02/01           410,000
                TOTAL REPURCHASE AGREEMENTS
                (Cost $741,000)                                                                                   741,000

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $41,224,212)*                        98.66%                                               $ 42,256,030
                 Other Assets and Liabilities, Net           1.34                                                     573,649
                                                            -----                                                 -----------
                 TOTAL NET ASSETS                          100.00%                                               $ 42,829,679
                                                            -----                                                 -----------
                                                            -----                                                 -----------


-----------------------------------------------------------------------------------------------------------------------------
  + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
                 Gross Unrealized Appreciation       $  2,914,299
                 Gross Unrealized Depreciation         (1,882,481)
                                                     ------------
                 NET UNREALIZED APPRECIATION         $  1,031,818
                                                     ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--96.87%
                 APPAREL & ACCESSORY STORES--1.31%
   11,700        Gap Incorporated                                                   $   339,300
   12,400        Kohl's Corporation+                                                    777,852
                                                                                    -----------
                                                                                      1,117,152
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--2.33%
   20,450        Home Depot Incorporated                                                951,948
   14,150        Lowe's Companies Incorporated                                        1,026,583
                                                                                    -----------
                                                                                      1,978,531
                 BUSINESS SERVICES--11.26%
   37,172        AOL Time Warner Incorporated+                                        1,970,116
   15,600        Brocade Communications Systems Incorporated+                           686,244
   21,796        Concord EFS Incorporated+                                            1,133,610
   19,200        Electronic Data Systems Corporation                                  1,200,000
   44,023        Microsoft Corporation+                                               3,196,070
   16,800        Sun Microsystems Incorporated+                                         264,096
   16,900        VERITAS Software Corporation+                                        1,124,357
                                                                                    -----------
                                                                                      9,574,493
                 CHEMICALS & ALLIED PRODUCTS--11.87%
   16,851        Abbott Laboratories                                                    809,017
   12,400        American Home Products Corporation                                     724,656
    6,300        Amgen Incorporated+                                                    382,284
   11,900        Bristol-Myers Squibb Company                                           622,370
   23,800        Colgate-Palmolive Company                                            1,403,962
   17,100        Estee Lauder Companies Incorporated                                    737,010
    9,688        Lilly (Eli) & Company                                                  716,912
   15,267        Merck & Company Incorporated                                           975,714
   59,787        Pfizer Incorporated                                                  2,394,469
   14,600        Pharmacia Corporation                                                  670,870
   10,372        Procter & Gamble Company                                               661,733
                                                                                    -----------
                                                                                     10,098,997
                 COMMUNICATIONS--2.91%
   22,000        Charter Communications Incorporated+                                   513,700
   21,500        Qwest Communications International Incorporated                        685,205
   31,752        SBC Communications Incorporated                                      1,271,985
                                                                                    -----------
                                                                                      2,470,890
                 DEPOSITORY INSTITUTIONS--7.10%
   83,076        Citigroup Incorporated                                               4,389,736
   13,100        Fifth Third Bancorp                                                    786,655
    8,700        Golden West Financial Corporation                                      558,888
    6,771        J.P. Morgan Chase & Company                                            301,986
                                                                                    -----------
                                                                                      6,037,265

WELLS FARGO VARIABLE TRUST GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                SECURITY NAME                                  VALUE
                 ELECTRIC, GAS & SANITARY SERVICES--2.94%
   17,400        AES Corporation+                                                   $   749,070
   15,300        Calpine Corporation+                                                   578,340
   12,177        El Paso Corporation                                                    639,780
    3,039        Reliant Resources Incorporated+                                         75,063
   13,890        Williams Companies Incorporated                                        457,675
                                                                                    -----------
                                                                                      2,499,928
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--8.91%
   17,200        Celestica Incorporated+                                                885,800
   19,000        CIENA Corporation+                                                     722,000
   30,900        Flextronics International Limited+                                     806,799
   69,441        General Electric Company                                             3,385,249
   29,152        Intel Corporation                                                      852,696
   15,100        McDATA Corporation+                                                    265,005
   11,300        QUALCOMM Incorporated+                                                 660,824
                                                                                    -----------
                                                                                      7,578,373
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--1.01%
   24,200        Halliburton Company                                                    861,520
                 FOOD & KINDRED PRODUCTS--2.98%
   19,360        Coca-Cola Company                                                      871,200
   37,700        PepsiCo Incorporated                                                 1,666,340
                                                                                    -----------
                                                                                      2,537,540
                 GENERAL MERCHANDISE STORES--5.28%
   54,320        Target Corporation                                                   1,879,472
   53,452        Wal-Mart Stores Incorporated                                         2,608,458
                                                                                    -----------
                                                                                      4,487,930
                 HEALTH SERVICES--1.24%
   23,300        HCA Incorporated                                                     1,052,927
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--4.87%
   12,300        Applied Materials Incorporated+                                        603,930
   42,496        EMC Corporation+                                                     1,234,509
    9,700        IBM Corporation                                                      1,096,100
   12,100        Juniper Networks Incorporated+                                         376,310
   11,400        United Technologies Corporation                                        835,164
                                                                                    -----------
                                                                                      4,146,013
                 INSURANCE AGENTS BROKERS & SERVICE--0.71%
    6,000        Marsh & McLennan Companies Incorporated                                606,000
                 INSURANCE CARRIERS--4.98%
   14,700        Allstate Corporation                                                   646,653
   30,646        American International Group Incorporated                            2,635,556
   18,800        St. Paul Companies Incorporated                                        952,972
                                                                                    -----------
                                                                                      4,235,181

WELLS FARGO VARIABLE TRUST GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                SECURITY NAME                                  VALUE
                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--1.59%
   13,734        Baxter International Incorporated                                  $   672,966
   19,000        Becton Dickinson and Company                                           680,010
                                                                                    -----------
                                                                                      1,352,976
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--3.26%
   50,900        Tyco International Limited                                           2,774,050
                 MISCELLANEOUS RETAIL--0.49%
   13,900        Bed Bath & Beyond Incorporated+                                        417,000
                 NONDEPOSITORY CREDIT INSTITUTIONS--6.83%
   32,069        Federal National Mortgage Association                                2,730,675
   38,881        Household International Incorporated                                 2,593,363
   14,800        MBNA Corporation                                                       487,660
                                                                                    -----------
                                                                                      5,811,698
                 OIL & GAS EXTRACTION--2.93%
   26,000        Diamond Offshore Drilling Incorporated                                 859,300
   11,300        Enron Corporation                                                      553,700
    7,200        Schlumberger Limited                                                   379,080
   17,061        Transocean Sedco Forex Incorporated                                    703,766
                                                                                    -----------
                                                                                      2,495,846
                 PETROLEUM REFINING & RELATED INDUSTRIES--7.22%
   13,345        Chevron Corporation                                                  1,207,723
   23,302        Conoco Incorporated Class B                                            673,427
   36,309        Exxon Mobil Corporation                                              3,171,591
   18,708        Royal Dutch Petroleum Company--NY Registered Shares                  1,090,115
                                                                                    -----------
                                                                                      6,142,856
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.50%
    8,137        Viacom Incorporated Class B+                                           421,090
                 RUBBER & MISCELLANEOUS PLASTICS PRODUCTS--0.81%
   14,300        Weatherfold International Incorporated+                                686,400
                 SECURITY & COMMODITY BROKERS, DEALERS EXCHANGES &
                 SERVICES--0.86%
   11,404        Morgan Stanley Dean Witter & Company                                   732,479
                 TOBACCO PRODUCTS--1.26%
   21,100        Philip Morris Companies Incorporated                                 1,070,825
                 WHOLESALE TRADE-DURABLE GOODS--0.89%
   15,146        Johnson & Johnson                                                      757,300
                 WHOLESALE TRADE-NONDURABLE GOODS--0.53%
    6,550        Cardinal Health Incorporated                                           451,950
                 TOTAL COMMON STOCK                                                  82,397,210
                 (Cost $78,808,439)

WELLS FARGO VARIABLE TRUST GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

                                                                                INTEREST       MATURITY
PRINCIPAL                   SECURITY NAME                                         RATE           DATE            VALUE
                 REPURCHASE AGREEMENTS--2.52%
$  650,000       Goldman Sachs & Company Mutual Fund
                 Government Repurchase
                 Agreement--102%
                 Collateralized by U.S. Government
                 Securities                                                       3.95%        07/02/01       $   650,000
 1,490,000       Morgan Stanley Mutual Fund
                 Government Repurchase
                 Agreement--102% Collateralized by
                 U.S. Government Securities                                       4.00%        07/02/01         1,490,000
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $2,140,000)                                                                              2,140,000
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $80,948,439)*                         99.39%                                           $84,537,210
                 Other Assets and Liabilities, Net            0.61                                                517,994
                                                             -----                                            -----------
                 TOTAL NET ASSETS                           100.00%                                           $85,055,204
                                                            ------                                            -----------
                                                            ------                                            -----------

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

                 Gross Unrealized Appreciation         $11,525,911
                 Gross Unrealized Depreciation          (7,937,140)
                                                       -----------
                 NET UNREALIZED APPRECIATION           $ 3,588,771
                                                       -----------
                                                       -----------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND--JUNE 30, 2001 (UNAUDITED)

 SHARES                                SECURITY NAME                                 VALUE
                COMMON STOCK--86.46%
                AUSTRALIA--4.22%
   1,600        Broken Hill Proprietary Company Limited (Metals & Mining)          $   34,800
  14,600        Foster's Brewing Group Limited ADR (Beverages Food &
                Tobacco)                                                               40,654
   1,100        News Corporation Limited (Media--Broadcasting & Publishing)            40,865
     300        OneSteel Limited (Primary Metal Industries)                               140
                                                                                   ----------
                                                                                      116,459
                BRAZIL--2.16%
   1,200        Aracruz Celulose SA ADR (Forest Products & Paper)                      22,440
   1,000        Telefonica SA (Communications)+                                        37,240
                                                                                   ----------
                                                                                       59,680
                FRANCE--10.99%
   1,200        AXA UAP (Insurance)                                                    33,804
   2,800        Groupe Danone ADR (Beverages Food & Tobacco)                           76,580
   1,000        STMicroelectronics NV (Electronics)                                    34,000
   1,900        Suez Lyonnaise des Eaux (Industrial--Diversified)                      61,122
     900        Total Fina Elf (Oil & Gas)                                             63,180
     600        Vivendi (Industrial--Diversified)                                      34,800
                                                                                   ----------
                                                                                      303,486
                GERMANY--6.11%
     100        Allianz AG (Insurance)                                                 29,351
     900        Dresdner Bank AG (Banking)                                             41,105
     765        E.On AG ADR (Industrial & Commercial Machinery & Computer
                Equipment)                                                             39,589
     900        Metro AG (Retailers)                                                   33,905
     400        Siemens AG (Industrial--Diversified)                                   24,756
                                                                                   ----------
                                                                                      168,706
                HONG KONG--5.25%
   3,735        Cheung Kong Holdings Limited (Real Estate)                             40,704
   1,400        China Mobile Limited (Communications)+                                 37,506
   6,100        Citic Pacific Limited (Industrial--Diversified)                        18,887
     800        HSBC Holdings PLC (Banking)                                            47,920
                                                                                   ----------
                                                                                      145,017
                HUNGARY--0.43%
     800        Magyar Tavkozlesi Rt ADR (Media--Broadcasting & Publishing)            11,960
                IRELAND--1.69%
     900        Ryanair Holdings PLC ADR (Airlines)+                                   46,755
                ITALY--3.31%
     400        ENI SpA (Oil & Gas)                                                    24,680
  10,000        IntesaBCI SpA (Banking)                                                35,302
   1,200        San Paolo IMI SpA (Banking)                                            31,296
                                                                                   ----------
                                                                                       91,278

WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND--JUNE 30, 2001 (UNAUDITED)

 SHARES                                SECURITY NAME                                 VALUE
                JAPAN--12.71%
     900        Cannon Incorporated (Photographic Equipment)                       $   37,080
     900        Fuji Photo Film ADR (Photographic Equipment)                           39,150
       1        Japan Telecom Company Limited (Communications)                         20,767
     600        Konami Corporation (Electronics)                                       27,374
   5,500        Mitsubishi Heavy Industries Limited (Capital Equipment)                25,093
     300        Nikko Securities Company Limited (Financial Services)                  24,031
     300        Nintendo Company Limited (Electronics)                                 54,604
   2,500        Nippon Sheet Glass Company (Industrial--Diversified)                   14,553
     200        Secom Company Limited (Commercial Services)                            22,323
     600        Seven Eleven Japan Company (Retailers)                                 23,429
     500        Toyota Motor Corporation (Automotive)                                  35,225
   2,000        USHIO Incorporated (Electronics)                                       27,438
                                                                                   ----------
                                                                                      351,067
                KOREA, REPUBLIC OF--0.96%
   1,200        Korea Telecom Corporation SP ADR (Communications)                      26,376
                MEXICO--3.79%
     900        America Movil SA (Communications)                                      18,774
     400        Grupo Televisa SA Ser Cpo (Media--Broadcasting &
                Publishing)+                                                           16,004
     600        Telefonos de Mexico SA (Communications)                                21,054
   1,800        Wal-Mart de Mexico SA (Retailers)                                      48,728
                                                                                   ----------
                                                                                      104,560
                NETHERLANDS--5.33%
   1,500        Koninklijke Ahold NV (Food Retailers)                                  47,175
   1,800        Koninklijke Philips Electronics NV (Electronics)                       47,574
     900        Royal Dutch Petroleum Company (Oil & Gas)                              52,443
                                                                                   ----------
                                                                                      147,192
                SINGAPORE--1.39%
   1,300        DBS Group Holdings Limited (Financial Services)                        38,245
                SPAIN--1.73%
   5,200        Banco Santander Central Hispano SA (Banking)                           47,788
                SWEDEN--0.61%
   3,100        Telefonaktiebolaget LM Ericsson ADR (Communications)                   16,802
                SWITZERLAND--5.89%
   1,910        Adecco SA (Commercial Services)                                        22,786
      11        Julius Baer Holdings AG (Financial Services)                           42,321
     800        Nestle SA (Beverages Food & Tobacco)                                   42,507
   1,500        Novartis AG (Pharmaceuticals)                                          54,225
      64        Syngenta AG ADR (Chemicals)+                                              691
                                                                                   ----------
                                                                                      162,530
                TAIWAN--2.06%
   3,400        ASE Test Limited (Electronics)                                         43,486
   3,100        Ritek Corporation GDR (Electronics)+                                   13,416
                                                                                   ----------
                                                                                       56,902

WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND--JUNE 30, 2001 (UNAUDITED)

 SHARES                                SECURITY NAME                                 VALUE
                UNITED KINGDOM--17.83%
   1,800        Amvescap PLC (Financial Services)                                  $   62,334
   1,500        ARM Holdings PLC ADR (Electronics)+                                    17,850
   5,300        Boots Company PLC (Retailers)                                          44,798
     600        BP Amoco PLC ADR (Oil & Gas)                                           29,911
     200        British Telecommunications PLC (Communications)                        12,930
   4,200        Compass Group PLC (Beverages Food & Tobacco)                           33,610
   1,000        Diageo PLC (Beverages Food & Tobacco)                                  43,950
     800        Glaxo Smithkline PLC (Chemicals)                                       44,960
   3,200        Lloyds TSB Group PLC (Banking)                                         32,021
   8,200        Michael Page International (Business Services)+                        16,873
     800        NDS Group PLC ADR (Media--Broadcasting & Publishing)+                  27,121
   3,200        Royal Bank of Scotland Group PLC (Banking)                             70,523
   1,700        Shire Pharmaceuticals Group (Pharmaceuticals)+                         30,938
   1,100        Vodafone Airtouch PLC (Communications)                                 24,585
                                                                                   ----------
                                                                                      492,404
                TOTAL COMMON STOCK
                (Cost $2,659,236)                                                   2,387,207

                                                                                 INTEREST       MATURITY
PRINCIPAL                    SECURITY NAME                                         RATE           DATE
                REPURCHASE AGREEMENTS--9.43%
                UNITED STATES OF AMERICA--9.43%
$260,449        Bear Stearns & Company Tri-Party
                Mortgage Repurchase Agreement--102%
                Collateralized by U.S. Government
                Securities
                (Cost $260,449)                                                    4.11%        07/02/01          260,449
                TOTAL INVESTMENTS IN SECURITIES
                (Cost $2,919,685)*                            95.89%                                           $2,647,656
                Other Assets and Liabilities, Net              4.11                                               113,594
                                                              -----                                             ---------
                TOTAL NET ASSETS                             100.00%                                           $2,761,250
                                                             ------                                            ----------
                                                             ------                                            ----------


-------------------------------------------------------------------------------------------------------------------------
  + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:
                Gross Unrealized Appreciation             $  63,696
                Gross Unrealized Depreciation              (335,725)
                                                          ---------
                NET UNREALIZED DEPRECIATION               $(272,029)
                                                          =========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                   VALUE
                  COMMON STOCK--96.44%
                  BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS--6.70%
    17,100        Fastenal Company                                                    $  1,059,858
   132,600        Home Depot Incorporated                                                6,172,530
                                                                                      ------------
                                                                                         7,232,388
                  BUSINESS SERVICES--28.49%
    62,200        AOL Time Warner Incorporated+                                          3,296,600
    31,800        Automatic Data Processing Incorporated                                 1,580,460
    23,700        Concord EFS Incorporated+                                              1,232,637
    44,800        DST Systems Incorporated+                                              2,360,960
    63,900        First Data Corporation                                                 4,105,575
    54,200        Fiserv Incorporated+                                                   3,467,716
   152,400        IMS Health Incorporated                                                4,343,400
   106,100        Microsoft Corporation+                                                 7,702,860
    61,000        Sungard Data Systems Incorporated+                                     1,830,610
    12,400        VERITAS Software Corporation+                                            824,972
                                                                                      ------------
                                                                                        30,745,790
                  CHEMICALS & ALLIED PRODUCTS--5.97%
   135,050        Pfizer Incorporated                                                    5,408,753
    16,200        Merck & Company Incorporated                                           1,035,342
                                                                                      ------------
                                                                                         6,444,095
                  DEPOSITORY INSTITUTIONS--1.68%
    36,600        State Street Corporation                                               1,811,334
                  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT--7.70%
   186,900        Intel Corporation                                                      5,466,825
   129,100        Nokia Corporation ADR                                                  2,845,364
                                                                                      ------------
                                                                                         8,312,189
                  ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                  SERVICES--4.03%
   108,750        Paychex Incorporated                                                   4,350,000
                  INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT--8.54%
   190,000        Cisco Systems Incorporated+                                            3,458,000
   104,200        EMC Corporation+                                                       3,027,010
   149,550        Solectron Corporation+                                                 2,736,765
                                                                                      ------------
                                                                                         9,221,775
                  INSURANCE CARRIERS--5.33%
    66,875        American International Group Incorporated                              5,751,250
                  MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--5.56%
    37,200        JDS Uniphase Corporation+                                                474,300
   120,175        Medtronic Incorporated                                                 5,529,252
                                                                                      ------------
                                                                                         6,003,552

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                 SECURITY NAME                                   VALUE
                  MISCELLANEOUS RETAIL--4.40%
   115,700        Costco Wholesale Corporation+                                       $  4,752,956
                  OIL & GAS EXTRACTION--1.37%
    30,100        Enron Corporation                                                      1,474,900
                  PERSONAL SERVICES--2.83%
    66,100        Cintas Corporation                                                     3,057,125
                  SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES--11.30%
   266,650        Charles Schwab Corporation                                             4,079,745
    59,975        Goldman Sachs Group Incorporated                                       5,145,854
    19,800        Morgan Stanley Dean Witter & Company                                   1,271,754
    45,300        T. Rowe Price Group Incorporated                                       1,693,767
                                                                                      ------------
                                                                                        12,191,120
                  WHOLESALE TRADE-NONDURABLE GOODS--2.54%
    39,800        Cardinal Health Incorporated                                           2,746,200
                  TOTAL COMMON STOCK
                  (Cost $116,807,983)                                                  104,094,674




                                                                              INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                           RATE           DATE
                 REPURCHASE AGREEMENTS--3.86%
$4,166,276       Bear Stearns & Company Tri-Party Mortgage Repurchase
                 Agreement--                                                     4.11%       07/02/01           4,166,276
                 102% Collateralized by U.S. Government Securities
                 (Cost $4,166,276)




                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $120,974,259)*                     100.30%                                              $108,260,950
                 Other Assets and Liabilities, Net         (0.30)                                                  (323,103)
                                                          ------                                               ------------
                 TOTAL NET ASSETS                         100.00%                                              $107,937,847
                                                          ======                                               ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

                 Gross Unrealized Appreciation       $ 11,631,258
                 Gross Unrealized Depreciation        (24,344,567)
                                                     ------------
                 NET UNREALIZED DEPRECIATION         $(12,713,309)
                                                     ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL        SECURITY NAME                                                   RATE           DATE            VALUE
                 BANK NOTES--2.33%
$2,000,000       LaSalle National Bank
                 (Cost $1,999,792)                                               5.23%        01/09/02       $ 1,999,792
                 CERTIFICATES OF DEPOSIT--1.98%
   700,000       Dexia Bank NY                                                   5.37         01/18/02           699,982
 1,000,000       Merita Bank                                                     6.10         07/03/01         1,000,000
                                                                                                             -----------
                 TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $1,699,982)                                                                             1,699,982
                 COLLATERALIZED MORTGAGE OBLIGATIONS--0.21%
   179,686       Merrill Lynch Mortgage Investors Incorporated Series 2000
                 Class A-2
                 (Cost $179,686)                                                 6.68         11/17/01           179,686
                 COMMERCIAL PAPER--70.04%
 3,351,000       Amstel Funding Corporation                                    3.98**         11/05/01         3,305,259
 3,000,000       Aspen Funding Corporation                                     3.75**         11/08/01         2,959,688
 4,000,000       Atlantis One Funding Corporation                              4.29**         07/26/01         3,988,693
 3,000,000       Bills Securitization Limited                                  4.58**         09/06/01         2,975,305
 2,000,000       Comision Federal de Electricidad                              3.63**         09/25/01         1,982,859
 3,100,000       Compass Securitization LLC                                    4.04**         08/10/01         3,086,567
 3,000,000       Edison Asset Securitization                                   4.00**         07/05/01         2,999,003
 3,000,000       Ivory Funding Corporation                                     4.03**         07/09/01         2,997,661
 4,000,000       Jupiter Funding                                               3.80**         07/30/01         3,988,178
 2,000,000       K2 (USA) LLC                                                  4.90**         08/13/01         1,988,800
 2,000,000       Lehman Brothers Incorporated                                  4.65**         12/19/01         1,957,500
 1,750,000       Lexington Parker Capital LLC                                  4.28**         07/18/01         1,746,702
   650,000       Lexington Parker Capital LLC                                  5.23**         07/25/01           647,882
   800,000       Lexington Parker Capital LLC                                  4.91**         08/22/01           794,572
 3,000,000       Lone Star Funding                                             3.95**         07/13/01         2,996,379
 4,000,000       Newport Funding LLC                                           4.04**         07/17/01         3,993,317
 2,000,000       Perry Global Funding                                          4.34**         07/12/01         1,997,611
 1,000,000       Perry Global Funding                                          3.67**         09/20/01           991,911
 2,000,000       Royal Bank of Canada                                          5.60**         07/02/01         2,000,000
   300,000       Sigma Finance Corporation                                     5.34**         07/09/01           299,694
 1,500,000       Spintab-Swedmortgage                                          5.22**         07/09/01         1,498,510
 4,000,000       Surrey Funding Corporation                                    3.77**         08/21/01         3,979,056
 4,000,000       Tulip Funding Corporation                                     3.81**         07/30/01         3,988,178
 3,000,000       UBS Financial                                                 4.52**         10/12/01         2,962,430
                                                                                                             -----------
                 TOTAL COMMERCIAL PAPER (Cost $60,125,755)                                                    60,125,755

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND--JUNE 30, 2001 (UNAUDITED)

                                                                               INTEREST       MATURITY
PRINCIPAL        SECURITY NAME                                                   RATE           DATE            VALUE
                 CORPORATE BONDS & NOTES--13.52%
$2,000,000       Bayer Corporation                                               4.75%        03/19/02       $ 1,999,589
 2,000,000       Bear Stearns Company Incorporated++                             4.06         06/27/02         2,004,889
 1,500,000       Bear Stearns Company Incorporated++                             3.83         03/28/02         1,500,000
 1,400,000       Goldman Sachs Group Incorporated++                              4.20         11/26/01         1,400,870
 1,000,000       Heinz (H.J.) Company                                            6.82         11/15/01         1,000,000
   400,000       M&I Marshall & Isley Bank                                       6.75         12/03/01           400,000
 1,900,000       Merrill Lynch & Company                                         5.27         02/08/02         1,899,945
   400,000       Morgan Stanley Dean Witter++                                    4.01         08/28/01           400,000
 1,000,000       Northern Rock PLC++                                             4.01         02/12/02         1,000,000
                                                                                                             -----------
                 TOTAL CORPORATE BONDS & NOTES (Cost $11,605,293)                                             11,605,293
                 REPURCHASE AGREEMENTS--3.49%
 3,000,000       Goldman Sachs & Company--
                 102% Collateralized by U.S. Government Securities (Cost
                 $3,000,000)                                                     4.16         07/02/01         3,000,000
                 TIME DEPOSITS--11.77%
 3,107,162       Bank of Ireland                                                 4.16         07/02/01         3,107,162
 3,000,000       Bank of Nova Scotia                                             3.75         08/02/01         3,000,000
 4,000,000       Banque Bruxelles Lambert London Branch                          4.16         07/02/01         4,000,000
                                                                                                             -----------
                 TOTAL TIME DEPOSITS
                 (Cost $10,107,162)                                                                           10,107,162

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $88,717,670)*                       103.34%                                              $88,717,670
                 Other Assets and Liabilities, Net          (3.34)                                               (2,867,267)
                                                           ------                                               -----------
                 TOTAL NET ASSETS                          100.00%                                              $85,850,403
                                                           ======                                               ===========

--------------------------------------------------------------------------------
++ Variable Rate Securities
**  Yield to Maturity.
* Cost for federal income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--97.34%
                 APPAREL & ACCESSORY STORES--3.35%
     7,530       Abercrombie & Fitch Company+                                       $   335,085
     7,900       Children's Place Retail Stores Incorporated+                           211,720
    19,040       Gymboree Corporation+                                                  161,840
    10,281       Pacific Sunwear of California Incorporated+                            230,603
     8,760       Ross Stores Incorporated                                               209,802
                                                                                    -----------
                                                                                      1,149,050
                 BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS--0.66%
    10,000       D.R. Horton Incorporated                                               227,000
                 BUSINESS SERVICES--16.37%
     5,955       Activision Incorporated+                                               233,734
     4,770       Actuate Corporation+                                                    45,553
    10,431       Administaff Incorporated+                                              271,206
    20,185       Agile Software Corporation+                                            343,145
    19,300       CacheFlow Incorporated+                                                 95,149
    13,290       Carreker Corporation+                                                  285,735
    16,090       Click Commerce Incorporated+                                           144,810
    40,935       Commerce One Incorporated+                                             239,060
    33,227       eFunds Corporation+                                                    618,022
    11,902       Getty Images Incorporated+                                             312,547
     5,523       Informatica Corporation+                                                95,879
     5,975       Korn/Ferry International+                                               92,613
     6,195       Manugistics Group Incorporated+                                        155,494
    17,911       MatrixOne Incorporated+                                                415,356
     6,575       NCO Group Incorporated+                                                203,365
    30,493       NetIQ Corporation+                                                     954,126
     7,355       Numerical Technologies Incorporated+                                   154,455
     7,760       Peregrine Systems Incorporated+                                        225,040
     9,825       StorageNetworks Incorporated+                                          166,927
    10,735       Ventiv Health Incorporated+                                            221,570
    25,308       Vignette Corporation+                                                  224,482
     5,286       webMethods Incorporated+                                               111,957
                                                                                    -----------
                                                                                      5,610,225

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                SECURITY NAME                                  VALUE
                 CHEMICALS & ALLIED PRODUCTS--13.62%
     9,025       Alkermes Incorporated+                                             $   316,777
     5,980       Aviron+                                                                340,860
     4,070       Barr Laboratories Incorporated+                                        286,569
     3,637       Cambrex Corporation                                                    183,959
     6,445       Celgene Corporation+                                                   185,938
       439       Columbia Laboraties Incorporated+                                        3,552
    20,070       Duramed Pharmaceuticals Incorporated+                                  359,052
    10,510       Elizabeth Arden Incorporated+                                          256,549
    12,963       First Horizon Pharmaceutical Corporation+                              416,112
     6,680       Guilford Pharmaceuticals Incorporated+                                 227,120
     5,450       InterMune Incorporated+                                                194,129
     5,120       Invitrogen Corporation+                                                367,616
     6,998       Medicis Pharmaceutical Corporation+                                    370,894
     7,825       Neurocrine Biosciences Incorporated+                                   312,922
    12,505       Noven Pharmaceuticals Incorporated+                                    490,196
    11,225       Scios Incorporated+                                                    280,737
         2       Shire Pharmaceuticals Group PLC ADR+                                       111
     2,525       Titan Pharmaceuticals Incorporated+                                     75,775
                                                                                    -----------
                                                                                      4,668,868
                 COMMUNICATIONS--1.96%
     3,942       Entercom Communications Corporation+                                   211,331
    19,170       Entravision Communications Corporation+                                235,791
     2,505       Leap Wireless International Incorporated+                               75,901
     8,190       MasTec Incorporated+                                                   108,108
     4,735       Redback Networks Incorporated+                                          42,236
                                                                                    -----------
                                                                                        673,367
                 DEPOSITORY INSTITUTIONS--0.72%
     5,200       Downey Financial Corporation                                           245,752
                 EDUCATIONAL SERVICES--2.15%
     5,105       Corinthian Colleges Incorporated+                                      240,292
     7,990       Education Management Corporation+                                      320,000
     7,225       Sylvan Learning Systems Incorporated+                                  175,567
                                                                                    -----------
                                                                                        735,859
                 ELECTRIC GAS & SANITARY SERVICES--1.86%
    10,230       Cleco Corporation                                                      232,732
    17,015       Orion Power Holdings Incorporated+                                     405,127
                                                                                    -----------
                                                                                        637,859

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                SECURITY NAME                                  VALUE
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--8.80%
    13,510       Aeroflex Incorporated+                                             $   141,855
     6,675       Alpha Industries Incorporated+                                         197,246
     8,300       C&D Technologies Incorporated                                          257,300
     6,335       EMCORE Corporation+                                                    194,801
    24,885       Exar Corporation+                                                      491,728
     3,815       Micrel Incorporated+                                                   125,895
    23,839       Microtune Incorporated+                                                524,458
     8,725       Optical Communication Products Incorporated+                            92,834
     2,970       Power Integrations Incorporated+                                        46,332
    35,125       Powerwave Technologies Incorporated+                                   509,312
     4,025       Varian Semiconductor Equipment Associates Incorporated+                169,050
    22,550       Virata Corporation                                                     267,218
                                                                                    -----------
                                                                                      3,018,029
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--4.11%
     4,872       F.Y.I. Incorporated+                                                   199,752
     8,870       ICON PLC ADR+                                                          267,608
     1,840       Myriad Genetics Incorporated+                                          116,509
     3,000       OSI Pharmaceuticals Incorporated+                                      157,770
     7,000       Probusiness Services Incorporated+                                     185,850
    15,295       Quintiles Transnational Corporation+                                   386,199
     3,575       Tetra Tech Incorporated+                                                97,240
                                                                                    -----------
                                                                                      1,410,928
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--0.35%
     2,980       Shaw Group Incorporated+                                               119,498
                 FURNITURE & FIXTURES -- 0.73%
     5,250       BE Aerospace Incorporated+                                             100,012
     5,311       Furniture Brands International Incorporated+                           148,708
                                                                                    -----------
                                                                                        248,720
                 GENERAL MERCHANDISE STORES--0.56%
     3,613       BJ's Wholesale Club Incorporated+                                      192,428
                 HEALTH SERVICES--8.77%
     2,905       AdvancePCS+                                                            186,065
    16,155       Caremark Rx Incorporated+                                              265,750
    23,360       Covance Incorporated+                                                  529,104
    14,098       Dynacare Incorporated+                                                 139,570
     5,800       Enzo Biochem Incorporated+                                             198,940
     6,600       Enzon Incorporated+                                                    412,500
     6,860       IMPATH Incorporated+                                                   303,898
     3,065       Laboratory Corporation of America Holdings+                            235,699
    10,860       Province Healthcare Company+                                           383,249
    11,925       Triad Hospitals Incorporated+                                          351,430
                                                                                    -----------
                                                                                      3,006,205

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                SECURITY NAME                                  VALUE
                 HOLDING & OTHER INVESTMENT OFFICES--0.93%
     6,602       Semiconductor HOLDRs Trust                                         $   318,547
                 HOME FURNITURE FURNISHINGS & EQUIPMENT STORES--2.30%
    15,565       Linens 'n Things Incorporated+                                         425,236
    11,175       Ultimate Electronics Incorporated+                                     362,293
                                                                                    -----------
                                                                                        787,529
                 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES--0.55%
    11,695       Station Casinos Incorporated+                                          187,120
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--6.49%
    31,672       Advanced Digital Information Corporation+                              547,926
     6,290       Dril-Quip Incorporated+                                                135,424
    12,090       Emulex Corporation+                                                    488,436
    16,365       Lam Research Corporation+                                              485,222
     3,595       Lone Star Technologies Incorporated+                                   130,139
    16,820       Planar Systems Incorporated+                                           435,638
                                                                                    -----------
                                                                                      2,222,785
                 INSURANCE AGENTS, BROKERS & SERVICE--1.13%
    14,841       Arthur J. Gallagher & Company                                          385,866
                 INSURANCE CARRIERS--3.27%
     9,235       W.R. Berkley Corporation                                               382,514
    15,490       HCC Insurance Holdings Incorporated                                    379,505
    20,560       Health Net Incorporated+                                               357,744
                                                                                    -----------
                                                                                      1,119,763
                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
                 MEDICAL & OPTICAL GOODS--5.26%
     2,710       Advanced Energy Industries Incorporated+                               111,842
     4,615       Credence Systems Corporation+                                          111,868
     5,990       Cymer Incorporated+                                                    151,487
     4,285       KLA-Tencor Corporation+                                                250,544
    16,200       Microchip Technology Incorporated+                                     554,850
    12,320       Novoste Corporation+                                                   314,160
    16,570       TriPath Imaging Incorporated+                                          164,209
     6,407       Zygo Corporation+                                                      142,556
                                                                                    -----------
                                                                                      1,801,516
                 MISCELLANEOUS RETAIL--2.28%
     2,000       Galyan's Trading Company Incorporated+                                  40,800
    19,810       J. Jill Group Incorporated+                                            401,153
     8,295       Michaels Stores Incorporated+                                          340,095
                                                                                    -----------
                                                                                        782,048
                 MOTOR FREIGHT, TRANSPORTATION & WAREHOUSING--0.42%
     6,265       Arkansas Best Corporation+                                             144,408

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

  SHARES                                SECURITY NAME                                  VALUE
                 NONDEPOSITORY CREDIT INSTITUTIONS--2.07%
     3,284       AmeriCredit Corporation+                                           $   170,604
     2,790       Financial Federal Company+                                              80,771
     6,225       Metris Companies Incorporated                                          209,845
    16,235       NextCard Incorporated+                                                 179,397
     2,275       WFS Financial Incorporated+                                             69,956
                                                                                    -----------
                                                                                        710,573
                 OIL & GAS EXTRACTION--4.17%
    16,695       Key Energy Services Incorporated+                                      180,974
     8,956       Louis Dreyfus Naturnal Gas Corporation+                                312,117
     6,425       Marine Drilling Company Incorporated+                                  122,782
     9,717       Newfield Exploration Company+                                          311,527
     4,841       Patterson-UTI Energy Incorporated+                                      86,509
     7,115       Pride International Incorporated+                                      135,185
     6,270       Tom Brown Incorporated+                                                150,480
     4,610       Veritas DGC Incorporated+                                              127,928
                                                                                    -----------
                                                                                      1,427,502
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--1.10%
     3,290       Affiliated Managers Group Incorporated+                                202,335
     5,093       BlackRock Incorporated+                                                174,639
                                                                                    -----------
                                                                                        376,974
                 TRANSPORTATION BY AIR--0.63%
     7,720       SkyWest Incorporated                                                   216,160
                 TRANSPORTATION SERVICES--1.00%
    12,274       C.H. Robinson Worldwide Incorporated                                   342,322
                 WATER TRANSPORTATION--0.46%
     7,145       Royal Caribbean Cruises Limited                                        157,976
                 WHOLESALE TRADE--DURABLE GOODS--0.58%
     8,934       Avnet Incorporated                                                     200,303
                 WHOLESALE TRADE--NONDURABLE GOODS--0.69%
     4,285       AmeriSource Health Corporation+                                        236,961
                 TOTAL COMMON STOCK
                 (Cost $33,300,939)                                                  33,362,141

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2001 (UNAUDITED)

                                                                                  INTEREST       MATURITY
PRINCIPAL                             SECURITY NAME                                 RATE           DATE            VALUE
                 REPURCHASE AGREEMENTS--5.49%
$1,880,886       Bear Stearns & Company Tri-Party Mortgage Repurchase
                 Agreement--102% Collateralized by US
                 Government Securities (Cost $1,880,886)                             4.11%       07/02/01       $ 1,880,886

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $35,181,825)*                        102.83%                            $35,243,027
                 Other Assets and Liabilities, Net           (2.83)                               (969,663)
                                                             -----                             -----------
                 TOTAL NET ASSETS                           100.00%                            $34,273,364
                                                            ------                             -----------
                                                            ------                             -----------

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

                 Gross Unrealized Appreciation         $ 3,893,117
                 Gross Unrealized Depreciation          (3,831,915)
                                                       -----------
                 NET UNREALIZED APPRECIATION           $    61,202
                                                       ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2001 (UNAUDITED)

                                           Asset     Corporate         Equity        Equity                  International
                                      Allocation          Bond         Income         Value         Growth          Equity
                                            Fund          Fund           Fund          Fund           Fund            Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments:
 In securities, at market value
   (see cost below)                 $262,594,582   $72,196,102   $109,610,023   $42,256,030   $ 84,537,210    $2,647,656
 Cash                                      5,072         5,024              0         4,322          3,311             0
 Receivable for dividends and
   interest and other receivables      1,534,500     1,440,411        181,843        47,600         48,375         5,253
 Receivable for investments sold          65,978             0              0       365,933        663,200        30,633
 Receivable for Fund shares issued        74,904        36,314         90,939       271,483         20,600        40,675
 Receivables from Advisors                     0             0              0             0              0         1,453
 Prepaid expenses and other assets             0             0              0             0              0        67,228
 Variation margin on futures
   contracts                              19,976             0              0             0              0             0
 Unrealized appreciation on
   forward foreign currency
   contracts                                   0         9,771              0             0              0             0
TOTAL ASSETS                         264,295,012    73,687,622    109,882,805    42,945,368     85,272,696     2,792,898
LIABILITIES
Payable for investments purchased        190,827       180,000              0             0              0        30,075
Dividends payable                              0             0              0             0              0             0
 Payable for Fund shares redeemed        105,292         5,666        294,202        13,810         78,543           620
 Payable to investment advisor and
   affiliates                            143,956        24,075         46,892        22,813         34,400             0
 Payable to other related parties        118,015        39,974         29,233        39,821         31,158           646
 Accrued expenses and other
   liabilities                            80,926        63,373         30,837        39,245         73,391           307
TOTAL LIABILITIES                        639,016       313,088        401,164       115,689        217,492        31,648
TOTAL NET ASSETS                    $263,655,996   $73,374,534   $109,481,641   $42,829,679   $ 85,055,204    $2,761,250
NET ASSETS CONSIST OF:
 Paid-in capital                    $262,927,612   $72,434,689   $ 95,702,996   $42,982,945   $ 81,138,666     3,114,070
 Undistributed (overdistributed)
   net investment income                  63,122        18,058         29,131         6,210         18,960        14,587
 Undistributed net realized gain
   (loss) on investments               7,087,603      (338,210)     3,616,006    (1,191,294)       308,807       (95,383)
 Net unrealized appreciation
   (depreciation) of investments      (6,197,304)    1,251,351     10,133,508     1,031,818      3,588,771      (272,029)
 Net unrealized appreciation
   (depreciation) of foreign
   currency contracts                          0         8,646              0             0              0             5
 Net unrealized (depreciation) of
   futures contracts                    (225,037)            0              0             0              0             0
TOTAL NET ASSETS                    $263,655,996   $73,374,534   $109,481,641   $42,829,679   $ 85,055,204    $2,761,250
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
Net assets                          $263,655,996   $73,374,534   $109,481,641   $42,829,679   $ 85,055,204    $2,761,250
Shares outstanding                    20,301,221     7,238,633      6,691,886     4,478,934      5,067,279       345,189
Net asset value and offering price        $12.99        $10.14         $16.36         $9.56         $16.79         $8.00
INVESTMENTS AT COST (NOTE 10)       $268,791,886   $70,944,751   $ 99,476,515   $41,224,212   $ 80,948,439    $2,919,685
--------------------------------------------------------------------------------------------------------------------------

                                           Large
                                         Company         Money     Small Cap
                                          Growth        Market        Growth
                                            Fund          Fund          Fund
ASSETS
 Investments:
 In securities, at market value
   (see cost below)                 $108,260,950   $88,717,670   $35,243,027
 Cash                                          0             0         2,233
 Receivable for dividends and
   interest and other receivables         22,923       247,714         6,094
 Receivable for investments sold               0             0       159,320
 Receivable for Fund shares issued       100,138             0       430,957
 Receivables from Advisors                     0             0             0
 Prepaid expenses and other assets             0             0             0
 Variation margin on futures
   contracts                                   0             0             0
 Unrealized appreciation on
   forward foreign currency
   contracts                                   0             0             0
TOTAL ASSETS                         108,384,011    88,965,384    35,841,631
LIABILITIES
Payable for investments purchased              0     3,000,000     1,018,529
Dividends payable                              0         5,923             0
 Payable for Fund shares redeemed        162,480             0       214,481
 Payable to investment advisor and
   affiliates                             66,662        41,654        24,415
 Payable to other related parties        134,339        36,745       119,006
 Accrued expenses and other
   liabilities                            82,683        30,659       191,836
TOTAL LIABILITIES                        446,164     3,114,981     1,568,267
TOTAL NET ASSETS                    $107,937,847   $85,850,403   $34,273,364
NET ASSETS CONSIST OF:
 Paid-in capital                    $125,389,736   $85,850,897   $50,881,498
 Undistributed (overdistributed)
   net investment income                (219,415)            0      (113,575)
 Undistributed net realized gain
   (loss) on investments              (4,519,165)         (494)  (16,555,761)
 Net unrealized appreciation
   (depreciation) of investments     (12,713,309)            0        61,202
 Net unrealized appreciation
   (depreciation) of foreign
   currency contracts                          0             0             0
 Net unrealized (depreciation) of
   futures contracts                           0             0             0
TOTAL NET ASSETS                    $107,937,847   $85,850,403   $34,273,364
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
Net assets                          $107,937,847   $85,850,403   $34,273,364
Shares outstanding                    10,920,334    85,850,931     4,029,790
Net asset value and offering price         $9.88         $1.00         $8.51
INVESTMENTS AT COST (NOTE 10)       $120,974,259   $88,717,670   $35,181,825
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF OPERATIONS--FOR THE PERIOD ENDED JUNE 30, 2001 (UNAUDITED)

                                             Asset        Corporate      Equity        Equity                     International
                                           Allocation       Bond         Income         Value         Growth         Equity
                                              Fund          Fund          Fund          Fund           Fund           Fund
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                $  1,126,649             0   $ 1,004,589   $   292,734   $    408,644     $  17,213
 Interest                                    2,179,281     2,575,801        55,253        41,865         60,514         7,052
TOTAL INVESTMENT INCOME                      3,305,930     2,575,801     1,059,842       334,599        469,158        24,265
EXPENSES
 Advisory fees                                 719,816       160,307       294,970       117,848        253,452         7,752
 Administration fees                           196,313        53,967        80,446        32,140         69,123         1,550
 Portfolio accounting fees                      29,609        33,549        37,368        21,887         31,312         5,168
 Custody                                             0         7,196        10,726         4,285          9,216         2,584
 Transfer agent                                 66,260        61,589        68,284         9,014         73,387         5,168
 Distribution fees                             327,189        89,060       134,077        53,567        115,206         2,584
 Legal and audit fees                           36,643        16,162        14,675        16,162         21,082        13,212
 Registration fees                               1,006             0             0             0            375             0
 Directors' fees                                 2,108         2,083         2,108         2,083          2,108         2,083
 Shareholder reports                             6,726         5,852         5,392         4,072          2,543           201
 Other                                           6,573         1,482         8,595           852          1,689            43
TOTAL EXPENSES                               1,392,243       431,247       656,641       261,910        579,493        40,345
Less: Waived fees and reimbursed
 expenses                                      (81,451)     (107,358)     (119,721)      (47,546)      (118,125)      (29,967)
Net Expenses                                 1,310,792       323,889       536,920       214,364        461,368        10,378
NET INVESTMENT INCOME (LOSS)                 1,995,138     2,251,912       522,922       120,235          7,790        13,887
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) from:
 Securities                                  2,174,635     1,077,065       884,726     2,070,556     (5,270,024)      (89,197)
 Foreign currency                                    0        51,991             0             0              0           (24)
 Financial futures contracts                  (457,045)            0             0             0              0             0
NET REALIZED GAIN (LOSS) FROM
 INVESTMENTS                                 1,717,590     1,129,056       884,726     2,070,556     (5,270,024)      (89,221)
Net Change in Unrealized Appreciation
 (Depreciation) of:
 Securities                                (18,225,458)   (1,187,602)   (5,544,694)   (3,310,294)    (7,184,297)     (168,127)
 Foreign currency                                    0        24,292             0             0              0             5
 Financial futures contracts                   (52,912)            0             0             0              0             0
Net Change in Unrealized Appreciation
 (Depreciation) of Investments             (18,278,370)   (1,163,310)   (5,544,694)   (3,310,294)    (7,184,297)     (168,122)
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                            (16,560,780)      (34,254)   (4,659,968)   (1,239,738)   (12,454,321)     (257,343)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $(14,565,642)  $ 2,217,658   $(4,137,046)  $(1,119,503)  $(12,446,531)    $(243,456)
-------------------------------------------------------------------------------------------------------------------------------

                                             Large
                                            Company        Money       Small Cap
                                             Growth        Market       Growth
                                              Fund          Fund         Fund
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                $    216,269   $1,945,582   $    18,149
 Interest                                       96,962            0        39,415
TOTAL INVESTMENT INCOME                        313,231    1,945,582        57,564
EXPENSES
 Advisory fees                                 298,594      147,214       108,644
 Administration fees                            81,435       55,205        21,729
 Portfolio accounting fees                           0       36,979             0
 Custody                                        10,858        7,361         2,897
 Transfer agent                                      0       10,593             0
 Distribution fees                             135,724            0        36,215
 Legal and audit fees                           16,462       16,162        16,162
 Registration fees                                   0            0             0
 Directors' fees                                 2,083        2,083         2,083
 Shareholder reports                             8,796        6,920         2,319
 Other                                           2,304          978           721
TOTAL EXPENSES                                 556,256      283,495       190,770
Less: Waived fees and reimbursed
 expenses                                      (23,610)     (10,765)      (19,631)
Net Expenses                                   532,646      272,730       171,139
NET INVESTMENT INCOME (LOSS)                  (219,415)   1,672,852      (113,575)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) from:
 Securities                                 (3,753,527)       1,129    (8,543,455)
 Foreign currency                                    0            0             0
 Financial futures contracts                         0            0             0
NET REALIZED GAIN (LOSS) FROM
 INVESTMENTS                                (3,753,527)       1,129    (8,543,455)
Net Change in Unrealized Appreciation
 (Depreciation) of:
 Securities                                (17,620,476)           0     2,391,813
 Foreign currency                                    0            0             0
 Financial futures contracts                         0            0             0
Net Change in Unrealized Appreciation
 (Depreciation) of Investments             (17,620,476)           0     2,391,813
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                            (21,374,003)       1,129    (6,151,642)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $(21,593,418)  $1,673,981   $(6,265,217)
--------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Corporate Bond
                                                    Asset Allocation                            Fund
                                                                Fund   -----------------------------
                                    --------------------------------      For the
                                        For the                         Six Months
                                    Six Months Ended      For the          Ended          For the
                                     June 30, 2001      Year Ended     June 30, 2001    Year Ended
                                      (Unaudited)      Dec. 31, 2000    (Unaudited)    Dec. 31, 2000
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                  $270,278,478     $240,670,990     $71,957,240     $68,423,018
Operations:
 Net investment income (loss)            1,995,138        5,675,974       2,251,912       4,629,204
 Net realized gain (loss) on sale
   of investments and foreign
   currency                              1,717,590        6,537,181       1,129,056      (1,397,714)
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   foreign currency                    (18,225,458)     (10,051,512)     (1,187,602)      3,598,013
 Net change in unrealized
   appreciation (depreciation) of
   financial futures and forward
   transactions                            (52,912)        (244,250)              0               0
 Net change in unrealized
   appreciation (depreciation) of
   forward foreign currency
   contracts                                     0                0          24,292               0
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS      (14,565,642)       1,917,393       2,217,658       6,829,503
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income                  (2,166,517)      (5,578,483)     (2,251,912)     (4,629,204)
 Net realized gain on sale of
   investments                                   0       (8,377,456)              0               0
 Tax return of capital                           0                0               0               0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold              21,565,710       41,451,673       7,035,996      13,099,024
 Reinvestment of dividends               2,166,517       13,955,937       2,265,861       4,641,433
 Cost of shares redeemed               (13,622,550)     (13,761,576)     (7,850,309)    (16,406,534)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                     10,109,677       41,646,034       1,451,548       1,333,923
NET INCREASE (DECREASE) IN NET
 ASSETS                                 (6,622,482)      29,607,488       1,417,294       3,534,222
NET ASSETS:
 ENDING NET ASSETS                    $263,655,996     $270,278,478     $73,374,534     $71,957,240
SHARE ISSUED AND REDEEMED:
 Shares sold                             1,618,269        2,867,745         684,016       1,333,998
 Shares issued in reinvestment of
   dividends                               169,839          951,980         221,305         472,156
 Shares redeemed                        (1,045,149)        (950,139)       (765,773)     (1,673,755)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING......................         742,959        2,869,586         139,548         132,399
ENDING BALANCE OF UNDISTRIBUTED
 (OVERDISTRIBUTED) NET INVESTMENT
 INCOME...........................    $     63,122     $    234,501     $    18,058     $    18,058
----------------------------------------------------------------------------------------------------

                                                                                        Equity Value
                                                       Equity Income                            Fund
                                                                Fund   -----------------------------
                                    --------------------------------      For the
                                        For the                         Six Months
                                    Six Months Ended      For the          Ended             For the
                                     June 30, 2001      Year Ended     June 30, 2001      Year Ended
                                      (Unaudited)      Dec. 31, 2000    (Unaudited)    Dec. 31, 2000
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                  $113,350,497     $127,793,479    $ 47,012,701     $26,567,053
Operations:
 Net investment income (loss)              522,922        1,125,027         120,235         244,392
 Net realized gain (loss) on sale
   of investments and foreign
   currency                                884,726        2,744,338       2,070,556      (1,628,272)
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   foreign currency                     (5,544,694)      (2,195,489)     (3,310,294)      3,330,430
 Net change in unrealized
   appreciation (depreciation) of
   financial futures and forward
   transactions                                  0                0               0               0
 Net change in unrealized
   appreciation (depreciation) of
   forward foreign currency
   contracts                                     0                0               0               0
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS       (4,137,046)       1,673,876      (1,119,503)      1,946,550
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income                    (493,791)      (1,125,027)       (148,991)       (214,194)
 Net realized gain on sale of
   investments                                   0       (1,884,477)              0               0
 Tax return of capital                           0                0               0               0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold              12,897,973       15,335,389      26,412,213      31,131,349
 Reinvestment of dividends                 493,790        3,009,503         148,990         214,194
 Cost of shares redeemed               (12,629,782)     (31,452,246)    (29,475,731)    (12,632,251)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                        761,981      (13,107,354)     (2,914,528)     18,713,292
NET INCREASE (DECREASE) IN NET
 ASSETS                                 (3,868,856)     (14,442,982)     (4,183,022)     20,445,648
NET ASSETS:
 ENDING NET ASSETS                    $109,481,641     $113,350,497    $ 42,829,679     $47,012,701
SHARE ISSUED AND REDEEMED:
 Shares sold                               780,776          935,066       2,725,378       3,318,293
 Shares issued in reinvestment of
   dividends                                31,151          183,915          16,255          22,995
 Shares redeemed                          (782,785)      (1,934,238)     (3,110,588)     (1,370,858)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING......................          29,142         (815,257)       (368,955)      1,970,430
ENDING BALANCE OF UNDISTRIBUTED
 (OVERDISTRIBUTED) NET INVESTMENT
 INCOME...........................    $     29,131     $          0    $      6,210     $    34,966
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  International Equity
                                           Growth                         Fund                     Large Company
                                            Fund                ------------------------            Growth Fund
                                -----------------------------     For the                  -----------------------------
                                   For the                      Six Months                    For the
                                 Six Months                        Ended       For the      Six Months
                                    Ended          For the       June 30,     Year Ended       Ended          For the
                                June 30, 2001    Year Ended        2001        Dec. 31,    June 30, 2001    Year Ended
                                 (Unaudited)    Dec. 31, 2000   (Unaudited)      2000       (Unaudited)    Dec. 31, 2000
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
BEGINNING NET ASSETS            $105,248,351    $128,495,431    $1,620,487    $        0   $117,885,152    $ 50,988,017
Operations:
 Net investment income (loss)          7,790          11,170        13,887         5,200       (219,415)       (386,295)
 Net realized gain (loss) on
   sale of investments and
   foreign currency               (5,270,024)      5,600,113       (89,221)       (6,162)    (3,753,527)       (546,136)
 Net change in unrealized
   appreciation (depreciation)
   of investments and
   translation of foreign
   currency                       (7,184,297)    (22,507,557)     (168,127)     (103,902)   (17,620,476)     (3,299,093)
 Net change in unrealized
   appreciation (depreciation)
   of financial futures and
   forward transactions                    0               0             0             0              0               0
 Net change in unrealized
   appreciation (depreciation)
   of forward foreign currency
   contracts                               0               0             5             0              0               0
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                      (12,446,531)    (16,896,274)     (243,456)     (104,864)   (21,593,418)     (4,231,524)
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income                     0               0             0        (4,500)             0               0
 Net realized gain on sale of
   investments                             0     (10,579,479)            0             0              0               0
 Tax return of capital                     0               0             0             0              0               0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold         3,630,492      10,275,938     1,878,549     1,824,619     19,585,042      77,253,728
 Reinvestment of dividends                 0      10,579,474             0         4,500              0               0
 Cost of shares redeemed         (11,377,108)    (16,626,739)     (494,330)      (99,268)    (7,938,929)     (6,125,069)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS               (7,746,616)      4,228,673     1,384,219     1,729,851     11,646,113      71,128,659
NET INCREASE (DECREASE) IN NET
 ASSETS                          (20,193,147)    (23,247,080)    1,140,763     1,620,487     (9,947,305)     66,897,135
NET ASSETS:
 ENDING NET ASSETS              $ 85,055,204    $105,248,351    $2,761,250    $1,620,487   $107,937,847    $117,885,152
SHARE ISSUED AND REDEEMED:
 Shares sold                         202,421         460,400       224,884       191,329      1,850,515       6,099,123
 Shares issued in reinvestment
   of dividends                            0         468,326             0           523              0               0
 Shares redeemed                    (657,620)       (737,141)      (61,046)      (10,501)      (783,860)       (485,007)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING                 (455,199)        191,585       163,838       181,351      1,066,655       5,614,116
                                $     18,960    $     11,170    $   14,587    $      700   $   (219,415)   $          0
------------------------------------------------------------------------------------------------------------------------


                                        Money Market                      Small Cap
                                            Fund                         Growth Fund
                                -----------------------------   -----------------------------
                                   For the                         For the
                                 Six Months                      Six Months
                                    Ended          For the          Ended             For the
                                June 30, 2001    Year Ended     June 30, 2001      Year Ended
                                 (Unaudited)    Dec. 31, 2000    (Unaudited)    Dec. 31, 2000
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
BEGINNING NET ASSETS             $53,095,473     $42,163,569     $33,610,489     $23,818,991
Operations:
 Net investment income (loss)      1,672,852       2,400,916        (113,575)       (249,888)
 Net realized gain (loss) on
   sale of investments and
   foreign currency                    1,129          (1,623)     (8,543,455)     (1,287,446)
 Net change in unrealized
   appreciation (depreciation)
   of investments and
   translation of foreign
   currency                                0               0       2,391,813      (9,225,577)
 Net change in unrealized
   appreciation (depreciation)
   of financial futures and
   forward transactions                    0               0               0               0
 Net change in unrealized
   appreciation (depreciation)
   of forward foreign currency
   contracts                               0               0               0               0
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                        1,673,981       2,399,293      (6,265,217)    (10,762,911)
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income            (1,672,852)     (2,400,916)              0               0
 Net realized gain on sale of
   investments                             0               0               0      (7,459,812)
 Tax return of capital                     0               0               0      (1,885,722)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold        46,863,553      61,045,579      10,192,616      27,042,195
 Reinvestment of dividends         1,675,275       2,404,348               0       9,345,518
 Cost of shares redeemed         (15,785,027)    (52,516,400)     (3,264,524)     (6,487,770)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS               32,753,801      10,933,527       6,928,092      29,899,943
NET INCREASE (DECREASE) IN NET
 ASSETS                           32,754,930      10,931,904         662,875       9,791,498
NET ASSETS:
 ENDING NET ASSETS               $85,850,403     $53,095,473     $34,273,364     $33,610,489
SHARE ISSUED AND REDEEMED:
 Shares sold                      46,863,553      61,045,579       1,206,493       1,451,200
 Shares issued in reinvestment
   of dividends                    1,675,275       2,404,348               0         819,965
 Shares redeemed                 (15,785,027)    (52,516,400)       (413,229)       (351,261)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING               32,753,801      10,933,527         793,264       1,919,904
                                 $         0     $         0     $  (113,575)    $         0
------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                                                                            Asset Allocation Fund
                                                ---------------------------------------------------------------------------------
                                                    Jan. 1,
                                                       2001       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                                to June 30,          2000          1999          1998          1997          1996
                                                       2001   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                                (Unaudited)          2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE              $  13.82      $  14.42      $  13.45      $  11.99       $ 11.42       $ 11.27
  Net investment income (loss)                       0.10          0.31          0.27          0.34          0.60          0.56
  Net realized and unrealized gain (loss) on
    investments                                     (0.82)        (0.13)         0.97          2.60          1.73          0.69
  Dividends from net investment income              (0.11)        (0.31)        (0.26)        (0.34)        (0.60)        (0.56)
  Distributions from net realized gains              0.00         (0.47)        (0.01)        (1.14)        (1.16)        (0.54)
  Return of capital                                  0.00          0.00          0.00          0.00          0.00          0.00
                                                 --------      --------      --------      --------       -------       -------
ENDING NET ASSET VALUE PER SHARE                    12.99      $  13.82      $  14.42      $  13.45       $ 11.99       $ 11.42
                                                 ========      ========      ========      ========       =======       =======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                      1.52%         2.19%         2.05%         2.62%         5.20%         5.34%
  Net expenses                                      1.00%         1.00%         0.97%         0.92%         0.80%         0.69%
  Gross expenses(1)                                 1.06%         1.12%         1.17%         1.11%         0.85%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                    (5.21%)        1.02%         9.33%        25.26%        20.88%        11.46%
Portfolio turnover rate                               13%           48%           30%           29%          156%            4%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)      $263,656      $270,278      $240,671      $156,241       $86,506       $51,797
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                            Corporate
                                                            Bond Fund                                      Equity Income Fund
                              ---------------------------------------   -----------------------------------------------------
                                  Jan. 1,                                   Jan. 1,
                                     2001       Jan. 1,     Sept. 20,          2001       Jan. 1,       Jan. 1,       Jan. 1,
                              to June 30,          2000       1999(3)   to June 30,          2000          1999          1998
                                     2001   to Dec. 31,   to Dec. 31,          2001   to Dec. 31,   to Dec. 31,   to Dec. 31,
                              (Unaudited)          2000          1999   (Unaudited)          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE
  PER SHARE                     $ 10.14       $  9.82       $ 10.00         17.01      $  17.09      $  16.00       $ 13.68
  Net investment income
    (loss)                         0.32          0.64          0.16          0.08          0.17          0.17          0.18
  Net realized and
    unrealized gain (loss)
    on investments                 0.00          0.32         (0.18)        (0.65)         0.21          1.09          2.34
  Dividends from net
    investment income             (0.32)        (0.64)        (0.16)        (0.08)        (0.17)        (0.17)        (0.18)
  Distributions from net
    realized gains                 0.00          0.00          0.00          0.00         (0.29)         0.00         (0.02)
  Return of capital                0.00          0.00          0.00          0.00          0.00          0.00          0.00
                                -------       -------       -------      --------      --------      --------       -------
ENDING NET ASSET VALUE PER
  SHARE                         $ 10.14       $ 10.14       $  9.82      $  16.36      $  17.01      $  17.09       $ 16.00
                                =======       =======       =======      ========      ========      ========       =======
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income
    (loss)                        6.26%         6.53%         5.87%         0.98%         1.02%         1.16%         1.47%
  Net expenses                    0.90%         0.90%         0.90%         1.00%         1.00%         0.86%         0.80%
  Gross expenses(1)               1.20%         1.25%         1.25%         1.22%         1.17%         1.12%         1.10%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                   3.14%        10.22%        (0.16%)       (3.36%)        2.33%         7.90%        18.42%
Portfolio turnover rate             31%          100%           59%            1%            4%            5%            1%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)               $73,375       $71,957       $68,423      $109,482      $113,350      $127,793       $86,069
-----------------------------------------------------------------------------------------------------------------------------


                                     Equity Income Fund
                              -------------------------

                                  Jan. 1,        May 6,
                                     1997       1996(3)
                              to Dec. 31,   to Dec. 31,
                                     1997          1996
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE
  PER SHARE                     $ 10.91       $10.00
  Net investment income
    (loss)                         0.14         0.08
  Net realized and
    unrealized gain (loss)
    on investments                 2.79         0.92
  Dividends from net
    investment income             (0.14)       (0.08)
  Distributions from net
    realized gains                (0.02)       (0.01)
  Return of capital                0.00         0.00
                                -------       ------
ENDING NET ASSET VALUE PER
  SHARE                         $ 13.68       $10.91
                                =======       ======
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income
    (loss)                        1.85%        2.31%
  Net expenses                    0.80%        0.80%
  Gross expenses(1)               1.34%        2.51%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                  26.90%        9.95%
Portfolio turnover rate              3%           4%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)               $39,888       $9,415
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                                  Equity Value Fund                               Growth Fund
                              -----------------------------------------------------   ---------------------------------------
                                  Jan. 1,                                                 Jan. 1,
                                     2001       Jan. 1,       Jan. 1,        May 1,          2001       Jan. 1,       Jan. 1,
                              to June 30,          2000          1999       1998(3)   to June 30,          2000          1999
                                     2001   to Dec. 31,   to Dec. 31,   to Dec. 31,          2001   to Dec. 31,   to Dec. 31,
                              (Unaudited)          2000          1999          1998   (Unaudited)          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE
  PER SHARE                     $  9.70       $  9.23       $  9.55       $ 10.00       $ 19.06      $  24.10      $  20.05
  Net investment income
    (loss)                         0.03          0.07          0.08          0.07          0.00          0.00          0.02
  Net realized and
    unrealized gain (loss)
    on investments                (0.13)         0.46         (0.32)        (0.45)        (2.27)        (2.95)         4.06
  Dividends from net
    investment income             (0.04)        (0.06)        (0.08)        (0.07)         0.00          0.00         (0.03)
  Distributions from net
    realized gains                 0.00          0.00          0.00          0.00          0.00         (2.09)         0.00
  Return of capital                0.00          0.00          0.00          0.00          0.00          0.00          0.00
                                -------       -------       -------       -------       -------      --------      --------
ENDING NET ASSET VALUE PER
  SHARE                         $  9.56       $  9.70       $  9.23       $  9.55       $ 16.79      $  19.06      $  24.10
                                =======       =======       =======       =======       =======      ========      ========
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income
    (loss)                        0.56%         0.78%         0.96%         1.54%         0.02%         0.01%         0.11%
  Net expenses                    1.00%         1.00%         1.06%         1.09%         1.00%         1.00%         1.07%
  Gross expenses(1)               1.22%         1.56%         1.53%         2.52%         1.26%         1.23%         1.27%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                  (1.06%)        5.78%        (2.48%)       (3.76%)      (11.91%)      (13.60%)       20.41%
Portfolio turnover rate             71%          124%          139%           27%           41%           67%           54%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)               $42,830       $47,013       $26,567       $11,072       $85,055      $105,248      $128,495
-----------------------------------------------------------------------------------------------------------------------------

                                                          Growth Fund
                              ---------------------------------------

                                  Jan. 1,       Jan. 1,       Jan. 1,
                                     1998          1997          1996
                              to Dec. 31,   to Dec. 31,   to Dec. 31,
                                     1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE
  PER SHARE                    $  16.79       $ 15.34       $ 12.91
  Net investment income
    (loss)                         0.09          0.19          0.20
  Net realized and
    unrealized gain (loss)
    on investments                 4.65          2.48          2.68
  Dividends from net
    investment income             (0.09)        (0.19)        (0.20)
  Distributions from net
    realized gains                (1.39)        (1.03)        (0.25)
  Return of capital                0.00          0.00          0.00
                               --------       -------       -------
ENDING NET ASSET VALUE PER
  SHARE                        $  20.05       $ 16.79       $ 15.34
                               ========       =======       =======
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income
    (loss)                        0.51%         1.19%         1.53%
  Net expenses                    1.04%         0.65%         0.60%
  Gross expenses(1)               1.18%         1.01%         1.12%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                  28.81%        17.33%        22.44%
Portfolio turnover rate             69%          124%           95%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)              $100,927       $71,944       $33,381
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                        International                             Large Company
                                          Equity Fund                               Growth Fund           Money Market Fund
                            -------------------------   ---------------------------------------   -------------------------
                                 Jan. 1                     Jan. 1,                                   Jan. 1,
                                   2001       July 3,          2001       Jan. 1,     Sept. 20,          2001       Jan. 1,
                            to June 30,       2000(3)   to June 30,          2000       1999(3)   to June 30,          2000
                                   2001   to Dec. 31,          2001   to Dec. 31,   to Dec. 31,          2001   to Dec. 31,
                            (Unaudited)          2000   (Unaudited)          2000          1999   (Unaudited)          2000
---------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE
  PER SHARE                   $  8.94       $ 10.00      $  11.96      $  12.03       $ 10.00       $  1.00       $  1.00
  Net investment income
    (loss)                       0.08          0.03         (0.02)        (0.04)        (0.01)         0.02          0.06
  Net realized and
    unrealized gain (loss)
    on investments              (1.02)        (1.06)        (2.06)        (0.03)         2.04          0.00          0.00
  Dividends from net
    investment income            0.00         (0.03)         0.00          0.00          0.00         (0.02)        (0.06)
  Distributions from net
    realized gains               0.00          0.00          0.00          0.00          0.00          0.00          0.00
  Return of capital              0.00          0.00          0.00          0.00          0.00          0.00          0.00
                              -------       -------      --------      --------       -------       -------       -------
ENDING NET ASSET VALUE PER
  SHARE                       $  8.00       $  8.94      $   9.88      $  11.96       $ 12.03       $  1.00       $  1.00
                              =======       =======      ========      ========       =======       =======       =======
RATIO TO AVERAGE NET
  ASSETS (ANNUALIZED):
  Net investment income
    (loss)                      1.35%         0.98%        (0.40%)       (0.42%)       (0.47%)        4.55%         5.64%
  Net expenses                  1.00%         1.00%         1.00%         1.00%         1.00%         0.74%         0.85%
  Gross expenses(1)             3.91%         2.40%         1.03%         1.43%         1.43%         0.77%         0.90%
---------------------------------------------------------------------------------------------------------------------------
Total Return(2)               (10.51%)      (10.33%)(4)   (17.39%)       (0.58%)       20.30%         2.32%         5.76%
Portfolio turnover rate           22%           19%            9%            8%            0%           N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF
  PERIOD (000'S OMITTED)      $ 2,761       $ 1,620      $107,938      $117,885       $50,988       $85,850       $53,095
---------------------------------------------------------------------------------------------------------------------------


                                                                Money Market Fund
                            -----------------------------------------------------

                                Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                   1999          1998          1997          1996
                            to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                   1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE
  PER SHARE                   $  1.00       $  1.00       $  1.00       $  1.00
  Net investment income
    (loss)                       0.04          0.05          0.05          0.05
  Net realized and
    unrealized gain (loss)
    on investments               0.00          0.00          0.00          0.00
  Dividends from net
    investment income           (0.04)        (0.05)        (0.05)        (0.05)
  Distributions from net
    realized gains               0.00          0.00          0.00          0.00
  Return of capital              0.00          0.00          0.00          0.00
                              -------       -------       -------       -------
ENDING NET ASSET VALUE PER
  SHARE                       $  1.00       $  1.00       $  1.00       $  1.00
                              =======       =======       =======       =======
RATIO TO AVERAGE NET
  ASSETS (ANNUALIZED):
  Net investment income
    (loss)                      4.45%         4.62%         4.95%         4.64%
  Net expenses                  0.86%         0.82%         0.53%         0.51%
  Gross expenses(1)             1.07%         1.28%         1.07%         1.22%
---------------------------------------------------------------------------------------------------------------------------
Total Return(2)                 4.46%         4.77%         5.04%         4.72%
Portfolio turnover rate           N/A           N/A           N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF
  PERIOD (000'S OMITTED)      $42,164       $26,319       $14,788       $12,667
---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                                                                            Small Cap Growth Fund
                                                ---------------------------------------------------------------------------------
                                                    Jan. 1,
                                                       2001       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                                to June 30,          2000          1999          1998          1997          1996
                                                       2001   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                                (Unaudited)          2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE               $ 10.38       $ 18.09       $ 10.88       $ 12.77       $ 13.50       $11.21
  Net investment income (loss)                      (0.03)        (0.08)        (0.04)         0.03          0.01         0.02
  Net realized and unrealized gain (loss) on
    investments                                     (1.84)        (3.71)         7.25         (1.89)         1.24         3.51
  Dividends from net investment income               0.00          0.00          0.00         (0.03)        (0.01)       (0.02)
  Distributions from net realized gains              0.00         (3.92)         0.00          0.00         (1.59)       (1.22)
  Return of Capital                                  0.00          0.00          0.00          0.00         (0.38)        0.00
                                                  -------       -------       -------       -------       -------       ------
ENDING NET ASSET VALUE PER SHARE                  $  8.51       $ 10.38       $ 18.09       $ 10.88       $ 12.77       $13.50
                                                  =======       =======       =======       =======       =======       ======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                    (0.78)%       (0.72)%       (0.37)%         0.31%         0.07%        0.16%
  Net expenses                                      1.20%         1.20%         0.95%         0.80%         0.80%        0.80%
  Gross expenses(1)                                 1.32%         2.41%         1.94%         1.51%         1.88%        2.82%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                  (18.02)%      (22.58)%        66.27%      (14.47)%         9.87%       31.47%
Portfolio turnover rate                              134%          260%          314%          135%          209%         195%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)       $34,273       $33,610       $23,819       $13,295       $11,482       $6,091
---------------------------------------------------------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 8).

(2) Total return calculations do not include any insurance costs, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. Total returns for periods less than one year are not annualized.

(3) Commencement of operations.

(4) Since inception return.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust consists of nine separate diversified funds (each, a "Fund", collectively, the "Funds") as of the end of the reporting period: the Asset Allocation, Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Large Company Growth, Money Market, and Small Cap Growth Funds. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities for all Funds, except the Money Market Fund, are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

The Money Market Fund values its shares at 12:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Securities held in the Money Market Fund and debt securities maturing in 60 days or less are valued using the amortized cost method. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising

NOTES TO FINANCIAL STATEMENTS

from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS

The Asset Allocation and Equity Value Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On June 30, 2001, the Asset Allocation Fund held the following long futures contracts:

                                                                                              Notional       Net Unrealized
CONTRACTS                                                  Type         Expiration Date    Contract Value      Depreciation
---------------------------------------------------------------------------------------------------------------------------
17                                                     S&P 500 Index    September 2001       $5,234,725        $(225,037)

The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $356,250.

FOREIGN FORWARD CURRENCY CONTRACTS

The Funds may enter into forward currency exchange contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Based on exchange rates at June 30, 2001, the Corporate Bond Fund had entered into a foreign forward currency contract under which it is obligated to exchange currencies at a specified future date. The Fund had an outstanding contract to sell 734,000 EURO and receive $631,386 on September 27, 2001. Net unrealized appreciation of $10,871. Another contract to sell 55,000 British Pounds and receive $76,043 on September 15, 2001. Net unrealized depreciation of $(1,100) on these contracts is included in the accompanying financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, for the Growth, International Equity, Large Company Growth, and Small Cap Growth Funds are declared and distributed annually. Dividends to shareholders from net investment income,

NOTES TO FINANCIAL STATEMENTS

if any, for the Asset Allocation, Equity Income, and Equity Value Funds are declared and distributed quarterly. Dividends to shareholders from net investment income, if any, for the Corporate Bond and Money Market Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2001.

The following Funds had net capital loss carryforwards at June 30, 2001, which are available to offset future net realized capital gains:

                                                                                    Capital Loss
FUND                                                         Year Expires           Carryforwards
-------------------------------------------------------------------------------------------------
Corporate Bond Fund                                              2007                $   34,524
                                                                 2008                 1,233,635
Equity Value Fund                                                2006                    79,556
                                                                 2007                 1,202,701
                                                                 2008                 1,488,881
International Equity Fund                                        2008                     3,640
Money Market Fund                                                2008                       391

3.   ADVISORY FEES

The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the contracts, Funds Management has agreed to provide the following Funds with daily

NOTES TO FINANCIAL STATEMENTS

portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

                                                                               % of Average
FUND                                                                       Daily Net Assets
-------------------------------------------------------------------------------------------
Asset Allocation Fund                                                                  0.55
Corporate Bond Fund                                                                    0.45
Equity Income Fund                                                                     0.55
Equity Value Fund                                                                      0.55
Growth Fund                                                                            0.55
International Equity Fund                                                              0.75
Large Company Growth Fund                                                              0.55
Money Market Fund                                                                      0.40
Small Cap Growth Fund                                                                  0.75

Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB") was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Money Market, and Small Cap Growth Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Equity Income, Equity Value, Growth, International Equity and Small Cap Growth Funds, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million and 0.15% of the Fund's average daily net assets in excess of $400 million. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Corporate Bond Fund, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Money Market Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation Fund. BGFA is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

Peregrine Capital Management Incorporated ("Peregrine") acts as sub-advisor to the Large Company Growth Fund. Peregrine is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets up to $25 million, 0.60% of the Fund's average daily net assets for the next $25 million, 0.50% of the Fund's average daily net assets for the next $225 million, and 0.30% of the Fund's average daily net assets in excess of $275 million.

NOTES TO FINANCIAL STATEMENTS

4.   DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. ("Stephens") at a rate of 0.25% of the average daily net assets of each Fund. The distribution fees paid on behalf of the Funds for the period ended June 30, 2001 are disclosed on the Statement of Operations.

5.   ADMINISTRATION FEES

The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. WFB formerly provided these services during part of the reporting period and since the inception of the Trust at the same rates.

6.   TRANSFER AGENT FEES

The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust. The transfer agency fees paid by the Funds for the period ended June 30, 2001 are disclosed on the Statement of Operations.

7.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Trust has entered into contracts on behalf of each Fund (other than the Asset Allocation Fund, for which BGI serves as custodian) with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to receive 0.02% of the average daily net assets of each Fund, except the International Equity Fund for which it is entitled to receive 0.25% of the average daily net assets of the Fund.

BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to the Fund.

8.   WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended June 30, 2001, were waived by Funds Management.

NOTES TO FINANCIAL STATEMENTS

9.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the period ended June 30, 2001, were as follows:

                         AGGREGATE PURCHASES AND SALES

                            FUND                                Purchases at Cost           Sales Proceeds
----------------------------------------------------------------------------------------------------------
Asset Allocation Fund                                              $57,746,185                $35,067,457
Corporate Bond Fund                                                 27,555,412                 21,521,470
Equity Income Fund                                                     972,541                  3,532,137
Equity Value Fund                                                   29,140,280                 30,110,339
Growth Fund                                                         30,800,595                 46,258,069
International Equity Fund                                            1,691,317                    392,092
Large Company Growth Fund                                           20,383,438                 10,081,179
Small Cap Growth Fund                                               46,334,409                 39,189,888

The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

10.   REORGANIZATION

Concurrent with the establishment of the Trust, the Board of Trustees of the Life & Annuity Trust ("LAT") and the Board of Trustees of the Norwest Select Funds approved a consolidation agreement providing for the acquisition of the assets and the assumption of liabilities of certain LAT and Norwest Select Funds into the Wells Fargo Variable Trust Funds. Effective on the close of business September 17, 1999, the LAT and/or Norwest Select Funds were consolidated into the respective Wells Fargo Variable Trust Funds through an exchange of shares as follows:

LIFE & ANNUITY TRUST FUND                    NORWEST SELECT FUND          WELLS FARGO VARIABLE TRUST FUND
------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund*                                                    Asset Allocation Fund
U.S. Government Allocation Fund      Income Fund                          Corporate Bond Fund**
                                     Income Equity Fund*                  Equity Income Fund
Equity Value Fund*                                                        Equity Value Fund
Growth Fund*                                                              Growth Fund
                                     ValuGrowth Stock Fund                Large Company Growth Fund**
Money Market Fund*                                                        Money Market Fund
Strategic Growth Fund                Small Company Stock Fund*            Small Cap Growth Fund

---------------
 * Accounting survivor
** New fund (no accounting survivor)

In the consolidation, the Wells Fargo Variable Trust Small Cap Growth Fund acquired all of the net assets of the LAT Strategic Growth Fund and Norwest Select Small Company Stock Fund. The LAT Strategic Growth Fund exchanged its 173,629 shares (valued at $2,616,673) for 239,403 shares of the Wells Fargo Variable Trust Small Cap Growth Fund. The net assets of the LAT Strategic Growth Fund included unrealized appreciation of $270,587.

The Wells Fargo Variable Trust Corporate Bond and Large Company Growth Funds did receive assets from LAT and Norwest Select Funds, but have different investment objectives and other operating differences, and therefore they do not have an accounting survivor and commenced operations on September 20, 1999 for financial reporting purposes.

                             LIST OF ABBREVIATIONS

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

    ABAG         --  Association of Bay Area Governments
    ADR          --  American Depository Receipts
    AMBAC        --  American Municipal Bond Assurance Corporation
    AMT          --  Alternative Minimum Tax
    ARM          --  Adjustable Rate Mortgages
    BART         --  Bay Area Rapid Transit
    CDA          --  Community Development Authority
    CDSC         --  Contingent Deferred Sales Charge
    CGIC         --  Capital Guaranty Insurance Company
    CGY          --  Capital Guaranty Corporation
    CMT          --  Constant Maturity Treasury
    COFI         --  Cost of Funds Index
    CONNIE LEE   --  Connie Lee Insurance Company
    COP          --  Certificate of Participation
    CP           --  Commercial Paper
    CTF          --  Common Trust Fund
    DW&P         --  Department of Water & Power
    DWR          --  Department of Water Resources
    EDFA         --  Education Finance Authority
    FGIC         --  Financial Guaranty Insurance Corporation
    FHA          --  Federal Housing Authority
    FHLB         --  Federal Home Loan Bank
    FHLMC        --  Federal Home Loan Mortgage Corporation
    FNMA         --  Federal National Mortgage Association
    FRN          --  Floating Rate Notes
    FSA          --  Financial Security Assurance, Inc.
    GNMA         --  Government National Mortgage Association
    GO           --  General Obligation
    HFA          --  Housing Finance Authority
    HFFA         --  Health Facilities Financing Authority
    IDA          --  Industrial Development Authority
    LIBOR        --  London Interbank Offered Rate
    LLC          --  Limited Liability Corporation
    LOC          --  Letter of Credit
    LP           --  Limited Partnership
    MBIA         --  Municipal Bond Insurance Association
    MFHR         --  Multi-Family Housing Revenue
    MUD          --  Municipal Utility District
    MTN          --  Medium Term Note
    PCFA         --  Pollution Control Finance Authority
    PCR          --  Pollution Control Revenue
    PFA          --  Public Finance Authority
    PLC          --  Private Placement
    PSFG         --  Public School Fund Guaranty
    RAW          --  Revenue Anticipation Warrants
    RDA          --  Redevelopment Authority
    RDFA         --  Redevelopment Finance Authority
    R&D          --  Research & Development
    SFMR         --  Single Family Mortgage Revenue
    TBA          --  To Be Announced
    TRAN         --  Tax Revenue Anticipation Notes
    USD          --  Unified School District
    V/R          --  Variable Rate
    WEBS         --  World Equity Benchmark Shares

American Skandia Life                                                   ADDRESS BOX
Assurance Company
Tower One Corporate Drive
Shelton, CT 06484

This report and the financial statements contained herein are submitted for the general information of the contract holders of the Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit Variable Annuity, and the Stagecoach Variable Annuity Flex. If this report is used for promotional purposes, distribution of the report must be accompanied or proceeded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-680-8920. Read the prospectus carefully before you invest.

Printed on Recycled Paper         (C)2000 American Skandia        SAR 014 (8/01)